United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST

             (Exact name of the registrant as specified in charter)

                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204

               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                    Campbell & Company Investment Adviser LLC
                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204

                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235
                                 --------------

                   Date of fiscal year end: December 31, 2006
                                -----------------

                  Date of reporting period: September 30, 2006
                               ------------------

Item 1. Schedule of Investments (Unaudited)

INVESTMENT SECURITIES

                                                                                                                 % OF NET
      Common Stocks (United States)                                                    SHARES        VALUE      ASSET VALUE
      -----------------------------                                                    ------        -----      -----------
              Basic Materials
                                 AIRGAS INC                                             2,593 $     93,789            0.04%
                                 AK STEEL HOLDING CORP *                               70,379      854,401            0.38%
                                 CARPENTER TECHNOLOGY CORP                                333       35,801            0.02%
                                 CHAPARRAL STL CO DEL *                                27,104      923,162            0.41%
                                 COMMERCIAL METALS CO                                   9,563      194,416            0.09%
                                 ECOLAB INC                                            10,121      433,381            0.19%
                                 MEADWESTVACO CORP                                      6,028      159,802            0.07%
                                 MINERALS TECHNOLOGIES INC                                129        6,889            0.00%
                                 MYERS INDS INC                                           201        3,417            0.00%
                                 NEWMARKET CORP                                         4,745      275,969            0.12%
                                 NEWMONT MINING CORP                                   11,921      509,623            0.22%
                                 OLIN CORP                                              6,890      105,830            0.05%
                                 OM GROUP INC  *                                       25,712    1,129,785            0.50%
                                 PACTIV CORP  *                                         6,266      178,080            0.08%
                                 RTI INTL METALS INC  *                                 3,162      137,800            0.06%
                                 RYERSON INC                                            3,384       74,076            0.03%
                                 SIGMA-ALDRICH CORP                                       315       23,836            0.01%
                                 SONOCO PRODS CO                                          217        7,300            0.00%
                                 STEEL DYNAMICS INC                                       621       31,329            0.01%
                                                                                              -------------     ------------
                                                                                                 5,178,686            2.28%
                                                                                              -------------     ------------

              Communications
                                 ALLTEL CORP                                            5,534      307,137            0.14%
                                 CENTURYTEL INC MONR OE LA                             17,636      699,620            0.31%
                                 CITIZENS COMMUNICATIONS CO                            23,486      329,743            0.15%
                                 CT COMMUNICATIONS INC                                  7,285      158,230            0.07%
                                 FAIRPOINT COMMUNICATIONS INC                           2,241       38,993            0.02%
                                 IOWA TELECOMM SR                                         527       10,429            0.00%
                                 QWEST COMMUNICATIONS INTL INC *                       85,968      749,641            0.33%
                                 SBA COMMUNICATIONS CORP CL A *                         4,855      118,122            0.05%
                                 SYNIVERSE HLDGS INC  *                                 4,130       61,950            0.03%
                                 USA MOBILITY INC                                      11,101      253,547            0.11%
                                                                                              -------------     ------------
                                                                                                 2,727,412            1.21%
                                                                                              -------------     ------------

              Consumer, Cyclical
                                 ABERCROMBIE & FITCH CO CL A                              992       68,924            0.03%
                                 AMBASSADORS GROUP INC                                  9,358      264,644            0.12%
                                 AMERICAN EAGLE OUTFITTERS INC                          3,617      158,533            0.07%
                                 AUTOLIV INC                                            1,270       69,990            0.03%
                                 BEAZER HOMES USA INC                                   2,354       91,900            0.04%
                                 BEST BUY INC                                              72        3,856            0.00%
                                 BIG LOTS INC *                                         1,469       29,101            0.01%
                                 BLOCK H & R INC                                           51        1,109            0.00%
                                 BLUE NILE INC *                                       14,343      521,368            0.23%
                                 BLYTH INC                                                346        8,418            0.00%
                                 BORGWARNER INC                                         1,060       60,600            0.03%
                                 CAREER ED CORP *                                         286        6,432            0.00%
                                 CARTER HOLDINGS INC *                                  4,671      123,268            0.05%
                                 CHARLOTTE RUSSE HLDG INC *                             3,352       92,314            0.04%
                                 CHOICE HOTELS INTL INC                                 7,921      323,969            0.14%
                                 CIRCUIT CITY STORES INC                                9,867      247,760            0.11%
                                 CLAIRE'S STORES INC                                    2,008       58,553            0.03%
                                 CLEAR CHANNEL COMMUNICATIONS                          27,864      803,876            0.35%
                                 CSK AUTO CORP  *                                      14,053      198,147            0.09%
                                 CUMULUS MEDIA INC   CL A *                             1,699       16,242            0.01%
                                 DARDEN RESTAURANTS INC                                   592       25,142            0.01%
                                 DEVRY INC DEL                                          3,998       85,037            0.04%
                                 DOMINOS PIZZA                                         42,827    1,098,513            0.48%
                                 DOW JONES & CO INC                                     7,092      237,866            0.10%
                                 DRESS BARN INC *                                       4,552       99,325            0.04%
                                 EMMIS COMMUNICATIONS CORP CL A *                      30,307      371,564            0.16%
                                 ETHAN ALLEN INTERIORS INC                              4,363      151,222            0.07%
                                 EXPEDIA INC DEL *                                      6,593      103,378            0.05%
                                 FEDERATED DEPT STORES INC DEL                            921       39,796            0.02%
                                 FLEETWOOD ENTERPRISES INC *                            2,688       18,090            0.01%
                                 FOOT LOCKER INC                                        3,841       96,985            0.04%
                                 GETTY IMAGES INC *                                       607       30,156            0.01%
                                 GROUP 1 AUTOMOTIVE INC                                10,901      543,960            0.24%
                                 GYMBOREE CORP *                                        4,312      181,880            0.08%
                                 HARMAN INTERNATIONAL INDUSTRIES                          973       81,187            0.04%
                                 ISLE CAPRI CASINOS INC *                                 187        3,938            0.00%
                                 ITT EDL SVCS INC *                                       216       14,321            0.01%
                                 JACKSN HWT TX SR                                       8,980      269,490            0.12%
                                 JOHN WILEY & SONS INC CL A                               316       11,379            0.01%
                                 JOHNSON CTLS INC                                       4,472      320,821            0.14%
                                 KELLWOOD CO                                           15,859      457,215            0.20%
                                 KIMBALL INTL INC CL B                                    878       16,945            0.01%
                                 MARVEL ENTMT INC *                                    47,017    1,134,990            0.50%
                                 MATTEL INC                                            46,339      912,878            0.40%
                                 MCDONALDS                                                597       23,355            0.01%
                                 MCGRAW-HILL COS INC                                    2,229      129,349            0.06%
                                 MEREDITH CORP                                          1,353       66,743            0.03%
                                 MGM MIRAGE  *                                          1,096       43,281            0.02%
                                 OXFORD INDS INC                                       32,552    1,396,806            0.62%
                                 PACIFIC SUNWEAR CALIF INC *                            5,492       82,819            0.04%
                                 PANERA BREAD CO CL A *                                   308       17,941            0.01%
                                 PAPA JOHNS INTL INC  *                                42,635    1,539,550            0.68%
                                 PAYLESS SHOESOURCE INC *                              38,648      962,335            0.42%
                                 PENN NATIONAL GAMING INC *                             4,656      170,037            0.07%
                                 PINNACLE ENTERTAINMENT *                               5,950      167,314            0.07%
                                 RADIOSHACK CORP                                       17,056      329,181            0.14%
                                 RC2 CORPORATION *                                        562       18,849            0.01%
                                 READERS DIGEST ASSOCIATION INC                         1,460       18,922            0.01%
                                 REGAL ENTERTAINMENT GROUP CL A                           370        7,333            0.00%
                                 RETAIL VENTURES HOLDINGS INC *                        31,145      479,944            0.21%
                                 ROSS STORES                                            2,338       59,409            0.03%
                                 ROYAL CARIBBEAN CRUISES LTD                            2,772      107,581            0.05%
                                 SAKS INC *                                            16,222      280,316            0.12%
                                 SCHOLASTIC CORP *                                     44,676    1,391,657            0.61%
                                 SCIENTIFIC GAMES CORP CL A *                           6,639      211,120            0.09%
                                 SKECHERS U S A INC  CL A *                               341        8,017            0.00%
                                 SNAP ON INC                                              459       20,448            0.01%
                                 SOTHEBYS CL A                                         40,612    1,309,331            0.58%
                                 STAGE STORES INC                                       5,462      160,255            0.07%
                                 STARWOOD HOTELS                                        1,148       65,654            0.03%
                                 STEIN MART INC                                         1,315       20,001            0.01%
                                 STRIDE RITE CORP                                       1,373       19,167            0.01%
                                 TEMPUR-PEDIC INTL *                                    3,110       53,399            0.02%
                                 TENNECO INC *                                         13,785      322,431            0.14%
                                 THOR INDUSTRIES INC                                   12,340      508,038            0.22%
                                 TJX COS INC                                              564       15,809            0.01%
                                 TRUMP ENTMT RESORTS INC *                              1,281       21,726            0.01%
                                 TWEEN BRANDS INC *                                     1,463       55,009            0.02%
                                 VF CORP                                                  217       15,830            0.01%
                                 WALT DISNEY COMPANY                                    5,025      155,323            0.07%
                                 WEIGHT WATCHERS INTL INC                               2,275      100,874            0.04%
                                 WESTWOOD ONE INC                                       6,225       44,073            0.02%
                                                                                              -------------     ------------
                                                                                                19,854,309            8.73%
                                                                                              -------------     ------------

              Consumer, Non-Cyclical
                                 ALTRIA GROUP INC                                      12,266      938,962            0.41%
                                 ANHEUSER BUSCH COS  INC                                2,048       97,300            0.04%
                                 ARCHER-DANIELS MIDLAND CO                             54,495    2,064,271            0.91%
                                 CAMPBELL SOUP USD                                     41,136    1,501,464            0.66%
                                 CASEYS GEN STORES INC                                  2,146       47,791            0.02%
                                 CHATTEM INC *                                         10,847      380,947            0.17%
                                 CHIQUITA BRANDS INTL INC *                            12,058      161,336            0.07%
                                 COLGATE PALMOLIVE CO                                  12,980      806,058            0.36%
                                 CONAGRA FOODS INC                                     17,900      438,192            0.19%
                                 CORN PRODS INTL INC                                      347       11,291            0.00%
                                 COSTCO WHSL CORP                                      15,095      749,920            0.33%
                                 CVS CORPORATION                                           29          931            0.00%
                                 DEAN FOODS CO *                                          279       11,724            0.01%
                                 DEL MONTE FOODS CO                                     3,020       31,559            0.01%
                                 ELIZABETH ARDEN INC *                                    930       15,029            0.01%
                                 ENERGIZER HOLDINGS INC *                               5,606      403,576            0.18%
                                 ESTEE LAUDER COMPANIES INC CL A                          587       23,674            0.01%
                                 FLOWERS FOODS INC                                      1,370       36,826            0.02%
                                 HANSEN NAT CORP *                                     10,663      346,334            0.15%
                                 HORMEL FOODS CORP                                      6,226      224,011            0.10%
                                 KROGER CO                                             19,546      452,294            0.20%
                                 LOEWS CORP                                            35,265    1,953,328            0.86%
                                 MCCORMICK & CO INC                                     4,621      175,506            0.08%
                                 MOLSON COORS BREWING                                   2,584      178,038            0.08%
                                 PEPSIAMERICAS INC                                        554       11,822            0.01%
                                 PERFORMANCE FOOD GROUP CO *                            5,375      150,984            0.07%
                                 PLAYTEX PRODUCTS INC *                                20,205      270,747            0.12%
                                 PREMIUM STANDARD FARMS INC                            11,007      209,683            0.09%
                                 REDDY ICE HLDGS INC                                   10,031      242,750            0.11%
                                 SYSCO CORP                                            17,503      585,475            0.26%
                                 UNITED NAT FOODS INC *                                   201        6,229            0.00%
                                 UNIVERSAL CORP VA                                         57        2,082            0.00%
                                 UST INC                                                2,201      120,681            0.05%
                                 WALGREEN CO                                            4,236      188,036            0.08%
                                 WHOLE FOODS MKT INC                                    2,052      121,950            0.05%
                                 WM WRIGLEY JR CO                                         260       11,976            0.01%
                                                                                              -------------     ------------
                                                                                                12,972,777            5.72%
                                                                                              -------------     ------------

              Energy
                                 CARRIZO OIL & GAS INC *                                  736       18,981            0.01%
                                 CIMAREX ENERGY CO                                        520       18,299            0.01%
                                 CONOCOPHILLIPS                                         8,615      512,851            0.23%
                                 CONSOL ENERGY INC                                      2,704       85,798            0.04%
                                 DENBURY RESOURCES HOLDINGS INC *                       2,758       79,706            0.04%
                                 DRIL-QUIP INC *                                        5,037      340,904            0.15%
                                 EL PASO CORP                                          16,749      228,456            0.10%
                                 EXXON MOBIL CORP                                      18,823    1,263,023            0.56%
                                 FMC TECHNOLOGIES INC *                                 5,562      298,679            0.13%
                                 GENERAL MARITIME CORP                                 38,247    1,399,075            0.62%
                                 GLOBAL INDS LTD *                                     10,595      164,858            0.07%
                                 HALLIBURTON CO                                        14,806      421,231            0.19%
                                 HARVEST NATURAL RESOURCES INC *                       10,038      103,893            0.05%
                                 HESS CORP                                             13,454      557,265            0.25%
                                 HORIZON OFFSHORE INC *                                 1,108       18,947            0.01%
                                 HYDRIL *                                               6,239      349,758            0.15%
                                 LONE STAR TECHNOLOGIES INC *                          11,999      580,512            0.26%
                                 MARATHON OIL CORP                                      5,237      402,725            0.18%
                                 OCEANEERING INTL INC *                                25,707      791,776            0.35%
                                 ONEOK PARTNERS LP UNIT                                 1,193       67,106            0.03%
                                 OVERSEAS SHIPHOLDING GROUP INC                        15,592      963,118            0.42%
                                 PEABODY ENERGY CORP                                    5,540      203,761            0.09%
                                 PETROHAWK ENERGY CORP *                                1,420       14,768            0.01%
                                 SCHLUMBERGER                                             330       20,470            0.01%
                                 SMITH INTL INC                                         1,560       60,528            0.03%
                                 ST MARY LAND & EXPL CO                                 4,161      152,750            0.07%
                                 SUPERIOR ENERGY SVCS INC *                            19,884      522,154            0.23%
                                 TESORO CORP                                            7,498      434,734            0.19%
                                 TETRA TECHNOLOGIES INC *                               1,604       38,753            0.02%
                                 TODCO  *                                                 601       20,795            0.01%
                                 TRICO MARINE SVCS INC *                                3,304      111,510            0.05%
                                 UNIT CORP *                                            9,774      449,311            0.20%
                                 USEC INC *                                            26,512      255,576            0.11%
                                 W-H ENERGY SVCS INC *                                 14,171      587,671            0.26%
                                                                                              -------------     ------------
                                                                                                11,539,742            5.13%
                                                                                              -------------     ------------

              Financial
                                 A.G.EDWARDS INC                                          158        8,418            0.00%
                                 ACCREDITED HOME LENDRS HLDG CO *                      40,618    1,459,811            0.64%
                                 ALEXANDRIA REAL ESTATE EQUITIE REIT                      679       63,690            0.03%
                                 AMBAC FINANCIAL GROUP INC                              3,641      301,293            0.13%
                                 AMERICAN FINL GROUP INC OHIO                             419       19,664            0.01%
                                 AMERICAN HOME MORTGAGE INVESTM REIT                    4,261      148,581            0.07%
                                 AMERICREDIT CORP *                                    57,933    1,447,746            0.64%
                                 ASSET ACCEP CORP *                                       149        2,421            0.00%
                                 AVALONBAY COMMUNITIES INC                                 43        5,177            0.00%
                                 BANK HAWAII CORP                                         343       16,519            0.01%
                                 BANKUNITED FINANCIAL CORP CL A                        12,341      321,730            0.14%
                                 BEAR STEARNS COMPANIES INC                             4,822      675,562            0.30%
                                 BLACKROCK INC                                            667       99,383            0.04%
                                 BRE PROPERTIES INC  CL A REIT                             42        2,509            0.00%
                                 CAMDEN PROPERTY TRUST REIT                               909       69,093            0.03%
                                 CHUBB CORP                                             6,698      348,028            0.15%
                                 CIT GROUP INC                                         31,770    1,544,975            0.68%
                                 CNA FINL CORP *                                       17,174      618,607            0.27%
                                 COLONIAL BANCGROUP INC                                 4,476      109,662            0.05%
                                 COLONIAL PROPERTIES TRUST REIT                         1,329       63,539            0.03%
                                 COMPASS BANCSHARES INC                                   925       52,707            0.02%
                                 COMPUCREDIT CORP *                                     2,717       82,081            0.04%
                                 COUNTRYWIDE FINANCIAL CORP                            40,104    1,405,244            0.62%
                                 E TRADE FINL CORP *                                   13,176      315,170            0.14%
                                 ESSEX PPTY TR INC                                        159       19,303            0.01%
                                 FIDELITY NATIONAL TITLE GROUP CL A                    26,546      556,404            0.25%
                                 FIRST HORIZON NATL  CORP                               8,542      324,681            0.14%
                                 FIRSTFED FINANCIAL CORP (DEL) *                       25,946    1,471,657            0.65%
                                 FREMONT GEN CORP                                      20,044      280,416            0.12%
                                 GOLDMAN SACHS GROUP INC MEDIUM                         8,933    1,511,196            0.67%
                                 HIGHWOODS PROPERTIES INC REIT                            102        3,795            0.00%
                                 INDYMAC BANCORP INC                                   33,618    1,383,717            0.61%
                                 INFINITY PPTY & CAS CORP                                 417       17,151            0.01%
                                 INVESTORS FINL SVCS CORP                                 203        8,745            0.00%
                                 LANDAMERICA FINL GROUP INC                             4,447      292,568            0.13%
                                 LASALLE HOTEL PROPERTIES REIT                          2,788      120,832            0.05%
                                 LEHMAN BROTHERS HLDGS INC MEDI                        15,674    1,157,682            0.51%
                                 M & T BK CORP                                          2,307      276,748            0.12%
                                 MERCANTILE BANKSHARES CORP                               125        4,534            0.00%
                                 MERCURY GENERAL CORP                                     605       30,014            0.01%
                                 MGIC INVT CORP                                        16,319      978,650            0.43%
                                 NATIONWIDE FINL SVCS INC CL A                         28,602    1,375,756            0.61%
                                 OCWEN FINL CORP *                                     13,495      201,076            0.09%
                                 OHIO CASUALTY CORP                                     8,006      207,115            0.09%
                                 OLD REP INTL CORP                                         72        1,595            0.00%
                                 PIPER JAFFRAY COS *                                    8,581      520,180            0.23%
                                 PMI GROUP INC                                         31,953    1,399,861            0.62%
                                 PORTFOLIO RECOVERY ASSOCS INC *                        2,365      103,753            0.05%
                                 POST PROPERTIES INC REIT                                 129        6,130            0.00%
                                 PRINCIPAL FINANCIAL GROUP INC *                           81        4,397            0.00%
                                 RADIAN GROUP INC                                      31,873    1,912,380            0.84%
                                 RAYONIER INC                                             434       16,405            0.01%
                                 SAFETY INS GROUP INC                                   6,843      332,980            0.15%
                                 ST. PAUL TRAVELERS COMPANIES I                        15,795      740,628            0.33%
                                 STANCORP FINL GROUP INC                                3,833      171,067            0.08%
                                 SUNTRUST BKS INC                                       1,776      137,249            0.06%
                                 TCF FINL CORP                                            950       24,976            0.01%
                                 TRIAD GUARANTY INC  *                                  2,901      148,444            0.07%
                                 UNIONBANCAL CORP                                         820       49,938            0.02%
                                 UNUMPROVIDENT CORP                                    32,389      628,023            0.28%
                                 WASHINGTON MUTUAL INC                                 15,432      670,829            0.30%
                                 WR BERKLEY CORP                                       13,714      485,338            0.21%
                                 ZIONS BANCORPORATION                                   2,141      170,873            0.08%
                                                                                              -------------     ------------
                                                                                                26,928,696           11.88%
                                                                                              -------------     ------------

              Health Care
                                 ADOLOR CORP *                                         12,673      175,775            0.08%
                                 ADVANCED MEDICAL OPTICS INC *                          4,422      174,890            0.08%
                                 ALKERMES INC *                                        13,959      221,250            0.10%
                                 ALPHARMA INC CL A                                     60,760    1,421,176            0.63%
                                 AMERIGROUP CORP *                                     17,330      512,102            0.23%
                                 AMERISOURCE HEALTH CORP                               29,125    1,316,450            0.58%
                                 AMYLIN PHARMACEUTICALS INC *                             408       17,981            0.01%
                                 APPLERA CORP SHS APPLIED                               4,278      141,645            0.06%
                                 APRIA HEALTHCARE GROUP INC *                          24,959      492,691            0.22%
                                 BOSTON SCIENTIFIC CORP *                              24,285      359,175            0.16%
                                 BRISTOL MYERS SQUIBB CO                                3,934       98,035            0.04%
                                 CARDINAL HEALTH INC                                   12,872      846,205            0.37%
                                 CHEMED CORP                                              907       29,260            0.01%
                                 COVENTRY HLTH CARE  INC *                             24,594    1,267,083            0.56%
                                 CYBERONICS INC *                                         311        5,452            0.00%
                                 DENTSPLY INTL INC                                        723       21,770            0.01%
                                 DIONEX CORP *                                            273       13,907            0.01%
                                 EMDEON CORP *                                          7,465       87,415            0.04%
                                 ENDO PHARMACEUTICALS HLDGS INC *                       7,191      234,067            0.10%
                                 GEN-PROBE INC *                                          275       12,895            0.01%
                                 HEALTH NET INC *                                         229        9,966            0.00%
                                 HEALTHWAYS INC *                                       4,826      215,240            0.09%
                                 HOLOGIC INC *                                          4,866      211,768            0.09%
                                 ILLUMINA INC *                                         8,639      285,433            0.13%
                                 INTUITIVE SURGICAL  INC *                                386       40,704            0.02%
                                 INVACARE CORP                                            457       10,749            0.00%
                                 KINDRED HEALTHCARE INC *                               5,717      169,966            0.07%
                                 KING PHARMACEUTICALS INC *                            10,752      183,107            0.08%
                                 LABORATORY CORP AMER HLDGS *                             318       20,851            0.01%
                                 MAGELLAN HEALTH SERVICES INC *                        31,205    1,329,333            0.59%
                                 MCKESSON CORP                                         27,267    1,437,516            0.63%
                                 MEDCATH CORP *                                         2,175       65,446            0.03%
                                 MENTOR CORP MINN                                          42        2,116            0.00%
                                 MOLINA HEALTHCARE INC *                               21,113      746,556            0.33%
                                 MYRIAD GENETICS INC *                                  1,222       30,122            0.01%
                                 NEUROCRINE BIOSCIENCES INC *                           6,535       70,251            0.03%
                                 NEW RIV PHARMACEUTICALS INC *                         36,489      938,862            0.41%
                                 NOVEN PHARMACEUTICALS INC *                            5,546      133,770            0.06%
                                 ODYSSEY HEALTHCARE INC *                               1,672       23,709            0.01%
                                 PATTERSON CO *                                         6,763      227,304            0.10%
                                 PEDIATRIX MED GROUP *                                  5,612      255,907            0.11%
                                 PHARMACEUTICAL PRODUCTS DEVELOP                        5,133      183,197            0.08%
                                 PHARMANET DEV GROUP *                                  1,533       29,786            0.01%
                                 PROGENICS PHARMACEUTICALS INC *                       57,362    1,345,713            0.59%
                                 RESMED INC *                                           6,713      270,198            0.12%
                                 SCIELE PHARMA INC *                                    1,705       32,122            0.01%
                                 SIERRA HEALTH SVCS INC *                              19,553      739,886            0.33%
                                 SURMODICS INC *                                        7,376      259,045            0.11%
                                 THE TRIZETTO GROUP INC *                               6,806      103,043            0.05%
                                 THERAVANCE *                                           8,582      232,057            0.10%
                                 THERMO ELECTRON CORP *                                   824       32,408            0.01%
                                 UNITEDHEALTH GRP                                         651       32,029            0.01%
                                 VENTANA MEDICAL SYSTEMS INC *                          3,467      141,558            0.06%
                                 VERTEX PHARMACEUTICALS INC *                           3,796      127,735            0.06%
                                 WATSON PHARMACEUTICALS INC *                           4,848      126,872            0.06%
                                 WELLCARE HEALTH PLANS INC *                           16,159      915,084            0.40%
                                 ZIMMER HOLDINGS INC *                                  9,350      631,125            0.28%
                                                                                              -------------     ------------
                                                                                                19,059,758            8.38%
                                                                                              -------------     ------------

              Industrial
                                 AAR CORP *                                               303        7,224            0.00%
                                 ACTUANT CORP                                           1,184       59,318            0.03%
                                 ALBANY INTERNATIONAL CORP CL A                         7,523      239,382            0.11%
                                 AMERCO *                                               2,747      203,690            0.09%
                                 AMERICAN COML LINES INC *                              5,194      308,783            0.14%
                                 AMERICAN REPROGRAPHICS CO *                              536       17,184            0.01%
                                 AMERICAN WOODMARK CORP                                 6,128      206,452            0.09%
                                 AMR CORP *                                            54,573    1,262,819            0.56%
                                 ARMOR HLDGS INC *                                      1,774      101,703            0.04%
                                 BE AEROSPACE INC *                                     4,504       94,989            0.04%
                                 BELDEN CDT INC                                         2,342       89,535            0.04%
                                 BOEING USD                                             2,145      169,133            0.07%
                                 BRIGGS & STRATTON CORP                                   628       17,301            0.01%
                                 C H ROBINSON WORLDWIDE INC                             2,838      126,518            0.06%
                                 CATERPILLAR INC                                        8,336      548,509            0.24%
                                 CENVEO INC *                                          20,097      378,226            0.17%
                                 COOPER IND INC CL A                                    6,081      518,223            0.23%
                                 CORPORATE EXECUTIVE BRD CO                             5,273      474,095            0.21%
                                 CSX CORP                                               1,406       46,159            0.02%
                                 CUMMINS INC                                            5,491      654,692            0.29%
                                 DONALDSON INC                                          1,272       46,937            0.02%
                                 DONNELLEY R R & SONS CO                                  130        4,285            0.00%
                                 DUN & BRADSTREET CORP DEL *                           16,861    1,264,406            0.56%
                                 EMCOR GROUP INC *                                     22,062    1,209,880            0.53%
                                 EQUIFAX INC                                            4,179      153,411            0.07%
                                 FTI CONSULTING INC *                                   5,468      137,028            0.06%
                                 GARDNER DENVER INC *                                  11,493      380,188            0.17%
                                 GENCORP INC *                                          4,502       57,806            0.03%
                                 GENERAL CABLE CORP DEL NEW *                           2,332       89,106            0.04%
                                 GRAFTECH INTERNATIONAL LTD *                          40,557      236,853            0.10%
                                 GREENBRIER COS INC                                       406       11,778            0.01%
                                 HARLAND JOHN H CO                                      3,867      140,952            0.06%
                                 HEARTLAND EXPRESS INC                                    611        9,580            0.00%
                                 HEXCEL CORPORATION *                                   1,915       27,097            0.01%
                                 HUB GROUP INC CL A *                                   1,894       43,145            0.02%
                                 INSITUFORM TECHNOLOGIES INC CL A *                    29,188      708,685            0.31%
                                 JACOBS ENGR GROUP INC *                               16,772    1,253,372            0.55%
                                 JOY GLOBAL INC                                         9,847      369,952            0.16%
                                 KENNAMETAL INC                                            67        3,796            0.00%
                                 KIRBY CORP *                                          18,317      573,872            0.25%
                                 LADISH INC *                                             302        8,722            0.00%
                                 LANDSTAR SYSTEMS INC                                   2,736      116,827            0.05%
                                 LINCOLN ELEC HLDGS INC                                 4,328      235,660            0.10%
                                 MANITOWOC INC                                         15,007      672,164            0.30%
                                 MANPOWER INC WIS                                       3,741      229,211            0.10%
                                 MCDERMOTT INTERNATIONAL INC *                          6,666      278,639            0.12%
                                 MIDDLEBY CORP *                                       11,993      924,181            0.41%
                                 MINE SAFETY APPLIANCES CO                              1,912       68,144            0.03%
                                 MONSTER WORLDWIDE INC *                               57,442    2,078,826            0.92%
                                 NORDSON CORP                                           4,139      164,981            0.07%
                                 OLD DOMINION FREIGHT LINE INC *                          564       16,937            0.01%
                                 OSHKOSH TRUCK CORP                                       392       19,784            0.01%
                                 PACER INTERNATIONAL INC TENNES                         6,299      174,860            0.08%
                                 PALL CORP                                              3,011       92,769            0.04%
                                 REGAL-BELOIT CORP                                        233       10,136            0.00%
                                 REPUBLIC SVCS INC                                      1,575       63,331            0.03%
                                 ROBERT HALF INTERNATIONAL INC                          8,146      276,720            0.12%
                                 ROCKWELL AUTOMATION INC                               16,964      985,608            0.43%
                                 ROPER INDS INC                                         5,574      249,381            0.11%
                                 SOUTHWEST AIRLINES CO                                 38,190      636,245            0.28%
                                 SPX CORP                                              24,355    1,301,531            0.57%
                                 TEREX CORP *                                           1,576       71,267            0.03%
                                 TORO CO                                                2,506      105,678            0.05%
                                 UNITED RENTALS INC  *                                  1,220       28,365            0.01%
                                 URS CORP *                                               115        4,472            0.00%
                                 VICOR CORP                                             9,195      106,110            0.05%
                                 WABTEC                                                 7,972      216,280            0.10%
                                                                                              -------------     ------------
                                                                                                21,382,893            9.42%
                                                                                              -------------     ------------

              Technology
                                 ACTIVISION INC *                                       1,315       19,857            0.01%
                                 ADTRAN INC                                            18,916      450,957            0.20%
                                 AFFILIATED COMPUTER SVCS INC CL A *                    1,368       70,944            0.03%
                                 AGERE SYS INC CLASS A SHS NEW *                          391        5,838            0.00%
                                 AKAMAI TECHNOLOGIES INC *                              1,127       56,339            0.02%
                                 AMDOCS LTD *                                             274       10,850            0.00%
                                 ARIBA INC *                                              824        6,172            0.00%
                                 ARROW ELECTRS INC *                                    5,630      154,431            0.07%
                                 ASPEN TECHNOLOGY INC *                                 2,246       24,526            0.01%
                                 ATMEL CORP *                                          68,020      410,841            0.18%
                                 BEARINGPOINT INC *                                       895        7,035            0.00%
                                 CABOT MICROELECTRONICS CORP *                          2,571       74,096            0.03%
                                 CACI INTL INC CL A *                                   2,102      115,631            0.05%
                                 CERIDIAN CORP *                                        4,912      109,832            0.05%
                                 CHECKFREE CORP NEW *                                   1,018       42,064            0.02%
                                 CIRRUS LOGIC INC *                                     1,480       10,789            0.00%
                                 CISCO SYSTEMS INC *                                   33,406      767,670            0.34%
                                 CITRIX SYS INC *                                         979       35,450            0.02%
                                 COGENT INC *                                           9,581      131,547            0.06%
                                 COMPUTER SCIENCES CORP *                               1,160       56,979            0.03%
                                 CSG SYSTEMS INTERNATIONAL INC *                       55,594    1,469,349            0.65%
                                 CYMER INC *                                            2,823      123,958            0.05%
                                 DIGITAL INSIGHT CORP *                                 1,148       33,659            0.01%
                                 DIGITAL RIVER INC *                                      215       10,991            0.00%
                                 DOLBY LABORATORIES INC CL A *                            364        7,225            0.00%
                                 EARTHLINK INC *                                        9,333       67,944            0.03%
                                 ELECTRONIC ARTS INC *                                  1,546       86,329            0.04%
                                 ELECTRONICS FOR IMAGING INC *                          2,451       56,079            0.02%
                                 EURONET WORLDWIDE INC *                                8,439      207,177            0.09%
                                 FAIR ISAAC CORPORATION                                 2,241       81,953            0.04%
                                 FEI CO *                                               1,118       23,601            0.01%
                                 FLIR SYS INC *                                           446       12,113            0.01%
                                 GLOBAL PMTS INC                                          114        5,017            0.00%
                                 HEWITT ASSOCIATE *                                    13,889      336,947            0.15%
                                 HYPERION SOLUTIONS CORP *                              2,309       79,614            0.04%
                                 INFORMATICA CORP *                                    21,817      296,493            0.13%
                                 INFOSPACE INC *                                       38,966      718,533            0.32%
                                 INTEGRATED DEVICE TECHNOLOGY INC *                    14,823      238,206            0.10%
                                 INTERDIGITAL COMMUNICATIONS CO *                      44,271    1,509,641            0.66%
                                 INTERSIL CORP                                          7,017      172,267            0.08%
                                 ITRON INC *                                              189       10,546            0.00%
                                 J2 GLOBAL COMMUNICATONS INC *                          2,663       72,354            0.03%
                                 JABIL CIRCUIT INC                                         86        2,457            0.00%
                                 KOPIN CORP *                                           4,306       14,425            0.01%
                                 LEXMARK INTERNATIONAL INC CL A *                      22,570    1,301,386            0.57%
                                 LINEAR TECHNOLOGY CORP                                 3,497      108,827            0.05%
                                 LSI LOGIC CORP *                                      95,345      783,736            0.35%
                                 MACROVISION CORP *                                     1,711       40,534            0.02%
                                 MEMC ELECTRONIC MATERIALS INC *                        1,456       53,333            0.02%
                                 METTLER TOLEDO INTERNATIONAL I *                       6,458      427,197            0.19%
                                 MICROCHIP TECHNOLOGY INC                                 290        9,402            0.00%
                                 MICROSEMI CORP *                                      19,836      373,909            0.16%
                                 MICROSTRATEGY INC *                                   13,291    1,353,423            0.60%
                                 MTS SYSTEMS CORP                                         657       21,247            0.01%
                                 NATIONAL SEMICONDUCTOR CORP                            1,402       32,989            0.01%
                                 NCR CORP *                                             1,113       43,941            0.02%
                                 NOVELL INC *                                           3,858       23,534            0.01%
                                 PACKETEER INC *                                          188        1,619            0.00%
                                 PAYCHEX INC                                              861       31,728            0.01%
                                 PLEXUS CORP *                                         22,636      434,611            0.19%
                                 POLYINC *                                             25,580      627,477            0.28%
                                 QUALCOMM INC                                             441       16,030            0.01%
                                 QUALITY SYS INC *                                        525       20,365            0.01%
                                 QUEST SOFTWARE INC *                                   8,293      118,424            0.05%
                                 REALNETWORKS INC *                                    92,680      983,335            0.43%
                                 SANMINA-SCI CORP  *                                   65,554      245,172            0.11%
                                 SILICON LABORATORIES INC *                               593       18,395            0.01%
                                 SUPERTEX INC *                                         6,371      247,641            0.11%
                                 TALX CORP                                              2,022       49,579            0.02%
                                 TECH DATA CORP *                                      37,182    1,358,258            0.60%
                                 TELLABS INC *                                            490        5,370            0.00%
                                 TOTAL SYSTEM SERVICES INC                                892       20,364            0.01%
                                 TRANSACTION SYSTEMS ARCHITECTS *                       3,308      113,531            0.05%
                                 TRIMBLE NAVIGATION LTD *                                 260       12,241            0.00%
                                 UNITED ONLINE INC                                     46,321      564,190            0.25%
                                 VEECO INSTRS INC *                                     9,001      181,370            0.08%
                                 VERISIGN INC *                                        19,027      384,345            0.17%
                                 WEBSENSE INC *                                        47,537    1,027,275            0.45%
                                 WITNESS SYSTEMS INC *                                    287        5,031            0.00%
                                 ZORAN CORP *                                          26,583      427,455            0.19%
                                                                                              -------------     ------------
                                                                                                19,665,990            8.63%
                                                                                              -------------     ------------

              Utilities
                                 AES CORP *                                             4,655       94,915            0.04%
                                 ALLETE INC                                             3,232      140,430            0.06%
                                 DTE ENERGY CO                                         33,591    1,394,362            0.61%
                                 ENERGEN CORP                                          32,429    1,357,802            0.60%
                                 FIRSTENERGY CORP                                       1,055       58,932            0.03%
                                 HAWAIIAN ELEC INDS INC                                   128        3,464            0.00%
                                 MDU RES GROUP INC                                      1,848       41,284            0.02%
                                 MIRANT CORP *                                          8,235      224,898            0.10%
                                 NATIONAL FUEL GAS CO NJ                               16,887      613,842            0.27%
                                 NICOR INC                                                282       12,058            0.00%
                                 NISOURCE INC                                          11,180      243,053            0.11%
                                 OGE ENERGY CORP (HOLDING CO)                           4,712      170,150            0.07%
                                 PEPCO HLDGS INC                                       34,171      825,913            0.36%
                                 PG&E CORP                                                780       32,487            0.01%
                                 PPL CORP                                              12,438      409,210            0.18%
                                 TXU CORP                                              16,012    1,001,084            0.44%
                                                                                              -------------     ------------
                                                                                                 6,623,884            2.90%
                                                                                              -------------     ------------


                                Total commsion stocks (cost - $142,476,893)                   $ 145,934,147          64.28%
                                                                                              -------------     ------------

         Common Stocks (Non-United States)
         --------------------------------

          Australia
               Basic Materials
                                 BHP BILLITON LTD ADR                                  14,780      559,866            0.25%
                                                                                              -------------     ------------

          Bermuda
               Energy
                                 NABORS INDUSTRIES LTD *                                1,113       33,111            0.01%
                                 WEATHERFORD INTERNATIONAL LTD *                        2,494      104,049            0.05%
                                                                                              -------------     ------------
                                 Total Bermuda                                                     137,161            0.06%
                                                                                              -------------     ------------

          Brazil
               Basic Materials
                                 COMPANHIA SIDERURGICA NACIONAL ADR                       187        5,316            0.00%
               Consumer,
                 Non-Cyclical
                                 COMPANHIA BRASILEIRA DE DISTRI ADR                       376        9,780            0.01%
               Financials
                                 BANCO ITAU HLDG FINANCEIRA S ADR *                       317        9,510            0.00%
                                                                                              -------------     ------------
                                 Total Brazil                                                       24,606            0.01%
                                                                                              -------------     ------------



          Canada
               Basic Materials
                                 ALCAN INC. (USD)                                       9,840      392,321            0.17%
                                 BARRICK GOLD CORP                                      2,240       68,813            0.03%
                                 GOLDCORP INC NEW CAD NPV CL A SUB VTG SH              38,099      899,136            0.40%
                                 MERIDIAN GOLD INC *                                   17,509      435,274            0.19%
                                 METHANEX CAD                                           2,056       50,043            0.02%

               Consumer,
                 Cyclical
                                 FOUR SEASONS CAD LTD VTG SHS                             893       57,018            0.03%

               Energy
                                 CDN NATURAL                                            4,130      188,245            0.08%
                                 ENCANA                                                 2,990      139,603            0.06%
                                 IMPERIAL OIL                                             286        9,595            0.00%
                                 NEXEN INC                                                201       10,745            0.00%
                                 PETRO-CANADA COMMON                                    2,157       86,992            0.04%
                                 SUNCOR ENERGY INC CAD                                  4,244      305,780            0.14%
                                 TALISMAN CAD                                             665       10,893            0.01%

               Health Care
                                 ANGIOTECH PHARMACEUTICALS CAD COM *                    5,094       44,674            0.02%
                                 BIOVAIL CORP                                          17,052      259,872            0.11%
                                                                                              -------------     ------------
                                 Total Canada                                                    2,959,004            1.30%
                                                                                              -------------     ------------

          China
               Technology
                                 UTSTARINC *                                          164,762    1,461,439            0.64%
                                                                                              -------------     ------------


          Finland
               Technology
                                 NOKIA CORP ADR                                        63,928    1,258,742            0.55%
                                                                                              -------------     ------------


          France
               Health Care
                                 SANOFI-AVENTIS ADR                                     1,577       70,129            0.03%
                                                                                              -------------     ------------


          Germany
               Communications
                                 MOBILE TELESYSTEMS  SP ADR                             3,785      142,959            0.06%
               Technology
                                 SAP AG  WALLDORF/BADEN ADR                             1,126       55,737            0.03%
                                                                                              -------------     ------------
                                 Total Germany                                                     198,696            0.09%
                                                                                              -------------     ------------

          Great Britain
               Basic Materials
                                 ANGLO AMERICAN PLC ADR                                 1,749       36,904            0.02%
               Energy
                                 BG GROUP PLC ADR                                       3,884      236,807            0.10%
               Health Care
                                 ASTRAZENECA PLC ADR                                    1,430       89,375            0.04%
                                 GLAXO SMITHKLINE SPONS PLC ADR                        12,815      682,142            0.30%
                                 SHIRE PLC ADR                                          4,170      205,956            0.09%
                                                                                              -------------     ------------
                                 Total Great Britain                                             1,251,184            0.55%
                                                                                              -------------     ------------

          Israel
               Technology
                                 NICE SYS LTD ADR *                                       478       13,226            0.01%
                                                                                              -------------     ------------

          Japan
               Consumer, Cyclical
                                 HONDA MOTOR ADR                                        2,622       88,178            0.04%
                                 SONY CORPADR                                           9,824      396,497            0.17%
                                                                                              -------------     ------------
                                 Total Japan                                                       484,675            0.21%
                                                                                              -------------     ------------

          Mexico
               Basic Materials
                                 CEMEX S.A.B. DE C.V. ADR *                             1,749       52,610            0.02%
               Communications
                                 AMERICA MOVIL SA DE CV  MEXICO ADR                       131        5,157            0.01%
                                                                                              -------------     ------------
                                 Total Mexico                                                       57,767            0.03%
                                                                                              -------------     ------------

          Norway
               Energy
                                 DEN NORSKE STATS OLJESELSKAP A ADR                    10,875      259,043            0.11%
                                                                                              -------------     ------------

          South Korea
               Financial
                                 KOOKMIN BANK ADR                                       7,607      593,574            0.26%
               Utilities
                                 KOREA EL.PWR(DTC)                                        565       11,046            0.01%
                                                                                              -------------     ------------
                                 Total South Korea                                                 604,620            0.27%
                                                                                              -------------     ------------

          Switzerland
               Industrial
                                 ABB LTD  ZUERICH ADR                                   2,109       27,797            0.01%
                                                                                              -------------     ------------


                                 Total common stocks non-United States
                                   (cost - $9,131,052)                                          $ 9,367,955            4.12%
                                                                                              -------------     ------------


          UNITED STATES GOVERNMENT SECURITIES**
          -------------------------------------

              Maturity Face Amount       Date       Description
              --------------------       ----       -----------
                 $ 3,000,000.00       11/2/2006  U.S. Treasury Bills
                                 (cost, including accrued interest, - $2,986,827)               $ 2,986,827            1.32%
                                                                                              -------------     ------------

                                 Total investment securities (cost - $154,594,772)            $ 158,288,929          69.72%
                                                                                              =============     ============

         FUTURES CONTRACTS
         -----------------

              CONTRACTS PURCHASED

                                                                                   NO. OF                        % of Net
              SECTOR            CONTRACT       EXPIRATION             EXCHANGE   CONTRACTS       VALUE          Asset Value
              ------            --------       ----------             --------   ----------      -----          -----------
              ENERGY
                                LIGHT CRUDE        Nov-06               NYM         116         $ (912,720)          -0.40%
                                HEATING OIL        Nov-06               NYM          69           (142,674)          -0.06%
                                BRENT CRUDE        Nov-06               IPE         131         (1,114,880)          -0.49%
                                GAS OIL            Oct-06               IPE         105           (939,050)          -0.41%
                                WTI SWEET CRUDE    Nov-06               ICE          28           (120,140)          -0.05%
                                                                                              -------------     ------------
                                                                                                (3,229,464)          -1.41%
                                                                                              -------------     ------------

              METALS
                                GOLD               Dec-06               CBOT         12            (16,020)          -0.01%
                                GOLD               Dec-06              COMEX         28            (63,750)          -0.03%
                                COPPER             Dec-06               LME          21             14,565            0.01%
                                ZINC               Dec-06               LME          10            (74,913)          -0.03%
                                                                                              -------------     ------------
                                                                                                  (140,118)          -0.06%
                                                                                             -------------     ------------

              STOCK INDICIES
                                DAX                Dec-06              EUREX         67            127,000            0.06%
                                STOXX 50           Dec-06              EUREX        250            250,741            0.11%
                                FTSE 100           Dec-06              LIFFE         67             28,957            0.01%
                                HANG SANG          Oct-06              LIFFE         47             10,972            0.00%
                                IBEX 35            Oct-06             MEFF-RV        33            269,496            0.12%
                                MSCI TAIWAN        Oct-06               SGX          52            (20,740)          -0.01%
                                MINI NASDAQ        Dec-06               CME          41             48,645            0.02%
                                NIKKEI 225         Dec-06               SGX         145            (64,172)          -0.03%
                                SPI 200            Dec-06               SFE          19             28,955            0.01%
                                CAC 40             Oct-06             EURONEXT       76             95,895            0.04%
                                MINI S&P 500       Dec-06               CME         305            436,602            0.19%
                                                                                             -------------     ------------
                                                                                                 1,212,351            0.52%
                                                                                             -------------     ------------

              SHORT-TERM INTEREST RATES
                                EUROSWISS          Dec-06              LIFFE        113             (3,060)           0.00%
                                                                                              -------------     ------------

              LONG-TERM INTEREST RATES
                                CANADIAN GOVERNMENTDec-06                ME          15              16,389            0.00%
                                U.S. T-BOND        Dec-06               CBOT         15              18,719            0.01%
                                U.S. 5 YEAR NOTE   Dec-06               CBOT         68              40,735            0.02%
                                U.S. 2 YEAR NOTE   Dec-06               CBOT         62              28,390            0.01%
                                                                                              -------------     ------------
                                                                                                   104,233            0.04%
                                                                                              -------------     ------------

                                Net unrealized (loss) on futures contracts purchased            (2,056,058)          -0.91%
                                                                                              -------------     ------------

              CONTRACTS SOLD

                                                                                   NO. OF                        % of Net
              SECTOR            CONTRACT       EXPIRATION             EXCHANGE   CONTRACTS       VALUE          Asset Value
              ------            --------       ----------             --------   ----------      -----          -----------

              ENERGY
                                Natural Gas        Nov-06               NYM           2            $ 8,600            0.00%
                                                                                              -------------     ------------

              METALS
                                COPPER             Dec-06               LME           1             (1,666)           0.00%
                                ZINC               Dec-06               LME           4             (2,430)           0.00%
                                                                                              -------------     ------------
                                                                                                    (4,096)           0.00%
                                                                                              -------------     ------------

              SHORT-TERM INTEREST RATES
                                3-MONTH EURIBOR    Jun-07              LIFFE        374            (92,888)          -0.04%
                                EURODOLLARS        Jun-07               CME         634           (262,263)          -0.11%
                                EURO-SCHATZ        Dec-06              EUREX        589              5,300            0.00%
                                SHORT STERLING     Jun-07              LIFFE        189            (60,877)          -0.03%
                                AUSTRALIAN 90  DAY Mar-07               SFE          70            (13,722)          -0.01%
                                CANADIAN BANKERS ACMar-07CE              ME           9             (1,812)           0.00%
                                                                                              -------------     ------------
                                                                                                  (426,262)          -0.19%
                                                                                              -------------     ------------

              LONG-TERM INTEREST RATES
                                EURO-BOBL          Dec-06              EUREX        148            (67,691)          -0.03%
                                EURO-BUND          Dec-06              EUREX        106            (53,412)          -0.02%
                                MINI JAPANESE GOVERDec-06BOND          SIMEX         36              3,954            0.00%
                                LONG GILT          Dec-06              LIFFE         16            (14,904)          -0.01%
                                AUSTRALIAN 10-YEAR Dec-06               SFE          21            (13,324)           0.00%
                                AUSTRALIAN 3-YEAR  Dec-06D              SFE          48             (8,414)           0.00%
                                U.S. 10 YEAR NOTE  Dec-06               CBOT         83            (20,078)          -0.01%
                                                                                              -------------     ------------
                                                                                                  (173,869)          -0.07%
                                                                                              -------------     ------------

                                Net unrealized (loss) on futures contracts sold                   (595,627)          -0.26%
                                                                                              -------------     ------------

                                Net unrealized (loss) on futures contracts                    $ (2,651,685)          -1.17%
                                                                                              =============     ============

         FORWARD CURRENCY CONTRACTS
         --------------------------

         CONTRACTS PURCHASED

                                                                                                                % OF NET
            COUNTERPARTY     MATURITY DATE           AMOUNT            CURRENCY                    VALUE       ASSET VALUE
            ------------     -------------           ------            --------                    -----       -----------

              ABN AMRO          12/20/2006          93,201,747      Australian Dollar         $ (1,584,206)          -0.70%
              ABN AMRO          12/20/2006          54,008,677        British Pound               (677,528)          -0.30%
              ABN AMRO          12/20/2006          27,815,317       Canadian Dollar                37,762            0.02%
              ABN AMRO          12/20/2006          97,502,044             Euro                   (621,893)          -0.27%
              ABN AMRO          12/20/2006       2,724,490,901         Japanese Yen               (264,010)          -0.12%
              ABN AMRO          12/20/2006          10,000,000         Mexican Peso                 (4,707)           0.00%
              ABN AMRO          12/20/2006          23,200,000      New Zealand Dollar              84,063            0.04%
              ABN AMRO          12/20/2006          18,238,561         Swiss Franc                 (89,059)          -0.04%
              ABN AMRO          12/20/2006          11,050,000       Singapore Dollar              (86,304)          -0.04%
                                                                                              -------------     ------------

              Net unrealized (loss) on forward contracts purchased                              (3,205,882)          -1.41%
                                                                                              -------------     ------------
         CONTRACTS SOLD

                                                                                                                % OF NET
            COUNTERPARTY     MATURITY DATE           AMOUNT            CURRENCY                    VALUE       ASSET VALUE
            ------------     -------------           ------            --------                    -----       -----------
              ABN AMRO           12/20/2006        24,899,652       Australian Dollar              237,254           0.10%
              ABN AMRO           12/20/2006        49,678,561         British Pound                399,343           0.18%
              ABN AMRO           12/20/2006        69,811,714        Canadian Dollar               562,565           0.25%
              ABN AMRO           12/20/2006        21,727,506              Euro                     53,535           0.02%
              ABN AMRO           12/20/2006      13,211,484,791        Japanese Yen              1,200,382           0.53%
              ABN AMRO           12/20/2006        11,000,000          Mexican Peso                 (3,978)          0.00%
              ABN AMRO           12/20/2006         4,000,000       New Zealand Dollar              (7,122)          0.00%
              ABN AMRO           12/20/2006       190,213,381          Swiss Franc               1,259,658           0.54%
              ABN AMRO           12/20/2006        11,900,000        Singapore Dollar               11,473           0.01%
                                                                                              -------------     ------------

              Net unrealized gain on forward contracts sold                                       3,713,109           1.63%
                                                                                              -------------     ------------

              Net unrealized gain on forward contracts                                            $ 507,227           0.22%
                                                                                              -------------     ------------

         OPTIONS WRITTEN ON FORWARD CURRENCY CONTRACTS
         ---------------------------------------------

                                                                                                                        % OF NET
           COUNTERPARTY     Expiry Date     Market Put/Call      StrikePrice      Amount       Currency    VALUE       ASSET VALUE
           ------------     -----------     ---------------      -----------      ------       --------    -----       -----------
              ABN AMRO      10/2/2006       USD Call / CHF Put      1.2795     -900,000 USD                   $ 0          0.00%
              ABN AMRO      10/2/2006       EUR Put / USD Call      1.2435     -200,000 EUR                     0          0.00%
              ABN AMRO      10/3/2006       EUR Put / USD Call      1.2450     -100,000 EUR                    (2)         0.00%
              ABN AMRO      10/3/2006       USD Call / CHF Put      1.2785     -900,000 USD                    (5)         0.00%
              ABN AMRO      10/4/2006       EUR Put / USD Call      1.2465     -200,000 EUR                   (15)         0.00%
              ABN AMRO      10/4/2006       USD Call / CHF Put      1.2750   -1,000,000 USD                   (54)         0.00%
              ABN AMRO      10/5/2006       GBP Call / USD Put      1.9300     -400,000 GBP                     0          0.00%
              ABN AMRO      10/5/2006       USD Call / CHF Put      1.2700     -900,000 USD                  (216)         0.00%
              ABN AMRO      10/5/2006       USD Call / JPY Put    118.6000     -100,000 USD                  (133)         0.00%
              ABN AMRO      10/6/2006       GBP Call / USD Put      1.9390     -600,000 GBP                     0          0.00%
              ABN AMRO      10/6/2006       USD Call / CHF Put      1.2590     -800,000 USD                (1,221)         0.00%
              ABN AMRO      10/6/2006       EUR Put / USD Call      1.2590     -200,000 EUR                  (287)         0.00%
              ABN AMRO      10/9/2006       EUR Put / USD Call      1.2565     -100,000 EUR                  (125)         0.00%
              ABN AMRO      10/9/2006       GBP Call / USD Put      1.9365     -600,000 GBP                    (2)         0.00%
              ABN AMRO      10/9/2006       USD Call / JPY Put    118.5000     -100,000 USD                  (212)         0.00%
              ABN AMRO      10/10/2006      EUR Put / USD Call      1.2485     -100,000 EUR                   (53)         0.00%
              ABN AMRO      10/10/2006      GBP Call / USD Put      1.9275     -700,000 GBP                   (25)         0.00%
              ABN AMRO      10/10/2006      USD Call / JPY Put    118.3500   -2,400,000 USD                (6,765)        -0.01%
              ABN AMRO      10/11/2006      EUR Put / USD Call      1.2495     -200,000 EUR                  (147)         0.00%
              ABN AMRO      10/11/2006      GBP Call / USD Put      1.9235     -400,000 GBP                   (41)         0.00%
              ABN AMRO      10/11/2006      USD Call / JPY Put    119.0500     -900,000 USD                (1,194)         0.00%
              ABN AMRO      10/11/2006      USD Call / CHF Put      1.2665     -100,000 USD                  (107)         0.00%
              ABN AMRO      10/12/2006      EUR Put / USD Call      1.2510     -200,000 EUR                  (203)         0.00%
              ABN AMRO      10/12/2006      USD Call / CHF Put      1.2670   -1,600,000 USD                (1,821)         0.00%
              ABN AMRO      10/12/2006      USD Call / JPY Put    119.2500     -400,000 USD                  (448)         0.00%
              ABN AMRO      10/13/2006      USD Call / CHF Put      1.2750     -900,000 USD                  (528)         0.00%
              ABN AMRO      10/13/2006      USD Call / JPY Put    119.5000   -1,100,000 USD                (1,022)         0.00%
                                                                                                     -------------     ------------

                                Total options written on forward currency contracts
                                  (premium received- $12,420)                                           $ (14,626)        -0.01%
                                                                                                     =============     ============

INVESTMENT SECURITIES SOLD SHORT

         Common Stocks (United States)
         -----------------------------

              Basic Materials
                                 ALBEMARLE CORP                                           899 $     48,843            0.02%
                                 ASHLAND INC                                              419       26,724            0.01%
                                 CABOT CORP                                             6,342      235,922            0.10%
                                 CHEMTURA CORP                                         15,418      133,674            0.06%
                                 CLEVELAND CLIFFS INC                                  35,229    1,342,577            0.59%
                                 COMPASS MINERALS INTL INC                              1,607       45,494            0.02%
                                 CROWN HOLDINGS INC ***                                 9,813      182,522            0.08%
                                 DOW CHEMICAL CORP                                     12,289      479,025            0.21%
                                 EAGLE MATERIALS INC                                    2,225       74,938            0.03%
                                 EASTMAN CHEM CO                                       15,318      827,478            0.36%
                                 FLORIDA ROCK INDUSTRIES INC                            1,324       51,252            0.02%
                                 GRACE W R & CO ***                                    17,991      238,561            0.11%
                                 HEADWATERS INC ***                                    32,476      758,315            0.33%
                                 HERCULES INC ***                                         331        5,220            0.00%
                                 HUNTSMAN CORP ***                                      1,762       32,068            0.02%
                                 INTERNATIONAL FLAVORS & FRAGRA                         2,970      117,434            0.05%
                                 LUBRIZOL CORP                                          4,042      184,841            0.08%
                                 MARTIN MARIETTA MATERIALS INC                          4,325      365,982            0.16%
                                 METAL MANAGEMENT INC                                   6,556      182,519            0.08%
                                 PACKAGING CORP AMER                                    2,760       64,032            0.03%
                                 PHELPS DODGE CORP                                      4,074      345,068            0.15%
                                 PPG INDUSTRIES INC                                     1,185       79,490            0.04%
                                 QUANEX CORP                                              887       26,920            0.01%
                                 RANDGOLD RESOURCES LTD SOUTH AFRICA ***                2,547       51,857            0.02%
                                 RELIANCE STEEL &  ALUMINUM CO                         10,978      352,833            0.16%
                                 ROCKWOOD HLDGS INC ***                                 1,644       32,847            0.02%
                                 ROHM & HAAS CO                                         3,816      180,688            0.08%
                                 SCHNITZER STEEL INDS INC CL A                          3,330      105,028            0.05%
                                 SEALED AIR CORP                                           58        3,139            0.00%
                                 TERRA INDUSTRIES INC ***                              20,176      155,557            0.07%
                                 TEXAS INDUSTRIES INC                                  21,149    1,101,017            0.48%
                                 THE SCOTTS MIRACLE-GRO CO CL A                           766       34,079            0.02%
                                 VULCAN MATLS CO                                          647       50,628            0.02%
                                 WEYERHAEUSER CO                                       13,131      807,950            0.36%
                                 WORTHINGTON INDS INC                                     199        3,395            0.00%
                                                                                              -------------     ------------
                                                                                                 8,727,917            3.84%
                                                                                              -------------     ------------


              Communications
                                 AMERICAN TOWER ***                                    34,466    1,258,009            0.55%
                                 DOBSON COMMUNICATIONS CORP CL A ***                      694        4,872            0.00%
                                 IDT CORP CL B ***                                      2,394       34,521            0.02%
                                 IPCS INC UITS ***                                        972       52,051            0.03%
                                 NII HLDGS INC ***                                      3,005      186,791            0.08%
                                                                                              -------------     ------------
                                                                                                 1,536,244            0.68%
                                                                                              -------------     ------------

              Consumer, Cyclical
                                 AARON RENTS INC CL B                                     318        7,308            0.00%
                                 AMERICAN GREETINGS CORP CL A                             789       18,242            0.01%
                                 Ameristar Casinos Inc                                  2,918       63,350            0.03%
                                 APPLEBEES INTERNATIONAL INC                           14,976      322,134            0.14%
                                 ARVINMERITOR INC                                       1,971       28,067            0.01%
                                 BED BATH BEYOND INC ***                                2,130       81,494            0.04%
                                 BLACK & DECKER MFG  CO                                 2,137      169,571            0.07%
                                 BLUEGREEN CORP ***                                     4,216       48,358            0.02%
                                 BOB EVANS FARMS INC                                      361       10,931            0.00%
                                 BORDERS GROUP INC                                      2,591       52,856            0.02%
                                 BOYD GAMING CORP                                      28,958    1,113,146            0.49%
                                 BRIGHT HORIZONS FAMILY  SOLUTIONS ***                  2,710      113,088            0.05%
                                 BRUNSWICK CORP                                         5,360      167,178            0.07%
                                 BUILDING MATLS HLDG CORP                              24,635      641,003            0.28%
                                 CALIFORNIA PIZZA KITCHEN INC ***                       4,036      120,797            0.05%
                                 CARMAX INC ***                                        10,140      422,939            0.19%
                                 CATALINA MARKETING CORP                                1,719       47,273            0.02%
                                 CBRL GROUP INC                                         1,880       76,008            0.03%
                                 CHARMING SHOPPES INC ***                              15,295      218,413            0.10%
                                 CHEESECAKE FACTORY INC ***                             4,489      122,056            0.05%
                                 CHILDREN'S PLACE RETAIL STORES ***                       304       19,465            0.01%
                                 COACH INC ***                                          3,116      107,190            0.05%
                                 COLDWATER CREEK INC ***                               28,545      820,954            0.36%
                                 D.R. HORTON INC                                       24,021      575,303            0.25%
                                 DICK'S SPORTING GOODS ***                             17,977      818,313            0.36%
                                 DOLLAR GEN CORP                                          863       11,763            0.01%
                                 DOLLAR TREE STORES INC ***                               114        3,529            0.00%
                                 FORD MOTOR COMPANY ***                                10,674       86,353            0.04%
                                 GAMESTOP CORP CL A ***                                   374       17,309            0.01%
                                 GAP INC                                                5,409      102,501            0.05%
                                 GAYLORD ENTMT CO ***                                   3,012      132,076            0.06%
                                 GEMSTAR-TV GUIDE INTL INC ***                          3,563       11,829            0.01%
                                 GENESCO INC ***                                          882       30,403            0.01%
                                 GENTEX CORP                                            3,921       55,717            0.02%
                                 GOODYEAR TIRE & RUBR CO ***                           37,603      545,244            0.24%
                                 GUITAR CTR INC ***                                    22,133      988,902            0.44%
                                 HARRAHS ENTERTAINMENT INC                             14,783      982,035            0.43%
                                 HASBRO INC                                            51,467    1,170,874            0.52%
                                 HIBBETT SPORTING GOODS INC ***                         6,418      168,023            0.07%
                                 HOVNANIAN K ENTERPRISES INC CL A ***                  47,893    1,405,181            0.62%
                                 IAC INTERACTIVECORP ***                                9,795      281,704            0.12%
                                 JACK IN THE BOX ***                                    3,617      188,735            0.08%
                                 JARDEN CORP ***                                       16,429      541,664            0.24%
                                 JO-ANN STORES INC ***                                 10,294      172,116            0.08%
                                 JONES APPAREL GROUP INC                                3,922      127,230            0.06%
                                 JOS A BANK CLOTHIERS INC ***                           1,046       31,338            0.01%
                                 K-SWISS INC CL A                                       2,759       82,936            0.04%
                                 LAS VEGAS SANDS CORP ***                               1,545      105,601            0.05%
                                 LIBERTY GLOBAL INC  ***                               45,291    1,165,790            0.51%
                                 LIFETIME FITNESS ***                                   5,008      231,820            0.10%
                                 LKQ CORP ***                                           9,626      211,483            0.09%
                                 M D C HLDGS INC MEDIUM TERM SR                         2,802      130,153            0.06%
                                 MARINEMAX INC ***                                      3,510       89,330            0.04%
                                 MOHAWK INDS INC ***                                      701       52,189            0.02%
                                 NIKE INC CL B                                         17,859    1,564,806            0.69%
                                 NORDSTROM INC                                          3,439      145,470            0.06%
                                 NTL INC                                               56,425    1,434,888            0.63%
                                 OFFICEMAX INC                                            127        5,174            0.00%
                                 OSI RESTAURANT PART INC                                  651       20,643            0.01%
                                 PEP BOYS-MANNY MOE & JACK                              1,037       13,325            0.01%
                                 PHILLIPS-VAN HEUSEN CORP                              14,195      592,925            0.26%
                                 POOL CORP                                                203        7,816            0.00%
                                 PRICELINE INC ***                                     10,643      391,556            0.17%
                                 PULTE HOMES INC                                        7,305      232,737            0.10%
                                 QUIKSILVER INC ***                                     3,937       47,835            0.02%
                                 RARE HOSPITALITY INTL INC ***                            607       18,550            0.01%
                                 RED ROBIN GOURMET BURGERS INC ***                      7,144      329,410            0.15%
                                 SERVICE CORP INTL                                      2,933       27,394            0.01%
                                 SERVICEMASTER CO                                      11,074      124,140            0.05%
                                 SHERWIN WILLIAMS CO                                    1,960      109,329            0.05%
                                 SONIC AUTOMOTIVE INCCL A                              19,187      443,028            0.20%
                                 SOURCE INTERLINK COS INC ***                          12,417      117,962            0.05%
                                 STAMPS.INC ***                                           448        8,539            0.00%
                                 STANDARD PAC CORP                                      5,794      136,159            0.06%
                                 STANLEY WKS                                           13,450      670,483            0.30%
                                 STATION CASINOS INC                                   22,052    1,275,267            0.56%
                                 STRAYER ED INC                                            28        3,030            0.00%
                                 TALBOTS INC                                           24,185      659,041            0.30%
                                 TARGET CORP                                           19,938    1,101,575            0.50%
                                 TECHNICAL OLYMPIC USA INC                              3,019       29,677            0.01%
                                 TEXAS ROADHOUSE ***                                    1,700       20,876            0.01%
                                 THE RYLAND GROUP INC                                   8,297      358,513            0.17%
                                 TIFFANY & CO                                           1,050       34,860            0.02%
                                 TIMBERLAND CO CL A ***                                 9,101      261,836            0.12%
                                 TIME WARNER INC                                       31,364      571,766            0.25%
                                 TOLL BROTHERS INC ***                                 51,127    1,435,646            0.63%
                                 TUPPERWARE BRANDS CORPORATION                          1,460       28,412            0.01%
                                 UNIVERSAL TECHNICAL INST INC ***                       2,814       50,342            0.02%
                                 URBAN OUTFITTERS INC                                  56,873    1,007,790            0.44%
                                 WHIRLPOOL CORP                                           967       81,334            0.04%
                                 WMS INDUSTRIES INC ***                                 1,084       31,664            0.01%
                                 WOLVERINE WORLD WIDE INC                               4,225      119,610            0.05%
                                 XM SATELLITE RADIO HLDGS INC CL A ***                 26,908      347,113            0.15%
                                 YANKEE CANDLE INC                                     13,074      382,676            0.17%
                                 ZALE CORP ***                                          4,419      122,583            0.05%
                                                                                              -------------     ------------
                                                                                                29,675,045           13.07%
                                                                                              -------------     ------------

              Consumer, Non-Cyclical
                                 CENTRAL EUROPEAN DISTR CORP ***                       27,650      647,287            0.29%
                                 CENTRAL GARDEN & PET CO ***                           30,640    1,478,686            0.65%
                                 CONSTELLATION BRANDS INC CL A ***                     25,500      733,890            0.32%
                                 GREAT ATLANTIC & PACIFIC TEA C ***                    11,857      285,517            0.13%
                                 NBTY INC ***                                           1,531       44,812            0.02%
                                 NU SKIN ENTERPRISES INC CL A                           6,022      105,505            0.05%
                                 PANTRY INC ***                                           651       36,697            0.02%
                                 PILGRIMS PRIDE CORP                                    9,622      263,162            0.12%
                                 RALCORP HOLDINGS INC ***                               3,496      168,612            0.07%
                                 REVLON INC CL A ***                                    3,836        4,335            0.00%
                                 REYNOLDS AMERN INC                                    10,658      660,476            0.29%
                                 SANDERSON FARMS INC                                   44,050    1,425,458            0.63%
                                 SARA LEE CORP                                         62,309    1,001,306            0.44%
                                 SMITHFIELD FOODS INC ***                               1,330       35,937            0.02%
                                 SUPERVALUE INC USD                                    20,184      598,456            0.26%
                                 TYSON FOODS INC CL A                                  20,886      331,670            0.15%
                                 WAL-MART STORES INC                                   10,987      541,879            0.24%
                                 WM WRIGLEY JR CO                                         140        6,448            0.00%
                                                                                              -------------     ------------
                                                                                                 8,370,133            3.70%
                                                                                              -------------     ------------

              Energy
                                 ARENA RES INC ***                                        158        5,075            0.00%
                                 ATP OIL & GAS CORP ***                                24,107      890,513            0.39%
                                 ATWOOD OCEANICS INC ***                                2,245      100,958            0.04%
                                 BERRY PETE CO CL A                                        72        2,028            0.00%
                                 BRONCO DRILLING CO INC ***                            25,106      441,363            0.19%
                                 CABOT OIL & GAS CORP                                   1,926       92,313            0.04%
                                 CHESAPEAKE ENERGY CORP                                44,389    1,286,393            0.57%
                                 COMSTOCK RES INC ***                                     783       21,258            0.01%
                                 CROSSTEX ENERGY                                          591       52,936            0.02%
                                 DELTA PETE CORP ***                                   24,765      557,708            0.25%
                                 EDGE PETROLEUM CORPORATION  DE ***                     1,078       17,755            0.01%
                                 ENCORE ACQUISITION CO ***                              1,917       46,660            0.02%
                                 GOODRICH PETE CORP ***                                 8,265      248,942            0.11%
                                 GREY WOLF INC ***                                      6,663       44,509            0.02%
                                 HANOVER COMPRESSOR CO ***                                518        9,438            0.00%
                                 HELIX ENERGY SOLUTIONS GROUP INC ***                   2,478       82,765            0.04%
                                 MURPHY OIL CORP                                          295       14,027            0.01%
                                 PATTERSON-UTI ENERGY INC (EXP)                         4,781      113,597            0.05%
                                 PIONEER DRILLING CO ***                                3,352       43,040            0.02%
                                 PIONEER NATURAL RESOURCES COMP                           158        6,181            0.00%
                                 ROWAN COS INC                                          3,637      115,038            0.05%
                                 SEACOR HOLDINGS INC ***                                2,514      207,405            0.09%
                                 TEPPCO PARTNERS L P                                    1,245       46,264            0.02%
                                 WHITING PETROLEUM CORP ***                            28,713    1,151,391            0.51%
                                                                                              -------------     ------------
                                                                                                 5,597,557            2.46%
                                                                                              -------------     ------------

              Financial
                                 AMERICAN EXPRESS CO                                   23,505    1,318,160            0.58%
                                 APARTMENT INVESTMENT & MANAGEM CL A                    1,889      102,780            0.05%
                                 BANKATLANTIC BANCORP INC CL A                         85,240    1,212,113            0.53%
                                 BOK FINANCIAL CORP                                       232       12,203            0.01%
                                 BOSTON PRIVATE FINL HLDGS INC                          6,672      186,015            0.08%
                                 BOSTON PROPERTIES INC  MASSACH REIT                       29        2,997            0.00%
                                 BRANDYWINE REALTY TRUST REIT                             305        9,928            0.00%
                                 BROOKLINE BANCORP INC                                 50,654      696,493            0.31%
                                 BROWN & BROWN INC                                     41,868    1,279,486            0.56%
                                 CALAMOS ASSET MANAGEMENT                               4,099      120,183            0.05%
                                 COHEN & STEERS                                           159        5,145            0.01%
                                 COMERICA INC                                           5,289      301,050            0.13%
                                 COMMERCE BANCORP INC                                  18,654      684,788            0.30%
                                 COUSINS PPTYS INC REIT                                 3,191      109,164            0.05%
                                 DEVELOPERS DIVERSIFIED REALTY REIT                       261       14,553            0.01%
                                 DIME COMMUNITY BANCSHARES                                289        4,257            0.00%
                                 EAST-WEST BANCORP INC                                 32,204    1,275,600            0.56%
                                 F N B CORP PA                                          2,601       43,333            0.02%
                                 FEDERAL HOME LN MTG CORP  MEDI                        15,487    1,027,253            0.45%
                                 FIDELITY BANKSHARES INC                                2,075       80,946            0.04%
                                 FIRST CHARTER CORP                                       932       22,424            0.01%
                                 FIRST CMNTY BANCORP CALIF                              2,249      125,832            0.06%
                                 FIRST INDUSTRIAL REALTY TRUST REIT                     1,650       72,600            0.03%
                                 FIRST MIDWEST BANCORP INC DEL                            586       22,204            0.01%
                                 FIRST NIAGARA FINL GROUP INC                           1,512       22,105            0.01%
                                 FIRST REP BK SAN FRANCISCO  CA                         1,795       76,395            0.03%
                                 FRANKLIN RESOURCES INC                                 5,032      532,134            0.23%
                                 GALLAGHER ARTHUR J & CO                               47,653    1,270,906            0.56%
                                 HCC INS HLDGS INC                                      2,201       72,369            0.03%
                                 Health Care Property Investors REIT                   13,178      409,177            0.18%
                                 HEALTHCARE REALTY TRUST REIT                           1,121       43,058            0.02%
                                 HILB ROGAL & HOBBS CO                                 22,327      952,247            0.42%
                                 HOSPITALITY PROPERTIES TRUST                             576       27,187            0.01%
                                 INTERCONTINENTAL EXCHANGE ***                         19,751    1,482,708            0.65%
                                 INTERNATIONAL SECS EXCHANGE INC                        1,189       55,752            0.02%
                                 ISTAR FINANCIAL INC  REIT                                483       20,141            0.01%
                                 KEYCORP NY                                               738       27,631            0.01%
                                 LEGG MASON INC                                        13,335    1,344,968            0.59%
                                 LIBERTY PROPERTY TRUST REIT                            4,587      219,213            0.10%
                                 LINCOLN NATL CORP IND                                    289       17,941            0.01%
                                 MACK-CALI REALTY CORP REIT                             4,502      233,204            0.10%
                                 MARKEL CORP ***                                        1,732      711,263            0.31%
                                 MARSH & MCLENNAN COS INC                              15,408      433,735            0.19%
                                 MARSHALL & ILSLEY CORP                                   572       27,559            0.01%
                                 MBIA INC                                               2,158      132,588            0.06%
                                 MELLON FINANCIAL CORP                                 14,554      569,061            0.25%
                                 METLIFE INC                                            1,155       65,465            0.03%
                                 MIDWEST BANC HLDGS INC                                16,165      394,749            0.17%
                                 NASDAQ MKT INC ***                                    11,334      342,740            0.15%
                                 NATIONWIDE HEALTH PROPERTIES I                        11,721      313,420            0.14%
                                 NEW YORK COMMUNITY BANCORP                            13,578      222,408            0.10%
                                 PENNSYLVANIA REAL ESTATE INVES REIT                       57        2,426            0.00%
                                 PEOPLES BK BRIDGEPORT CONN                            37,421    1,482,246            0.65%
                                 PHILADELPHIA CONS HLDG CORP ***                        2,043       81,189            0.04%
                                 PLUM CREEK TIMBER COMPANY INC REIT                       707       24,066            0.01%
                                 POTLATCH HOLDINGS INC                                    748       27,751            0.01%
                                 PRICE T ROWE GROUP INC                                 4,949      236,810            0.10%
                                 PRIVATEBANCORP INC                                    16,542      756,300            0.33%
                                 PROASSURANCE CORP ***                                    927       45,683            0.02%
                                 PROSPERITY BANCSHARES INC                              6,226      211,933            0.09%
                                 REALTY INCOME CORP REIT                                3,022       74,674            0.03%
                                 REDWOOD TRUST INC REIT                                    93        4,684            0.01%
                                 SCHWAB CHARLES CORP                                    2,730       48,894            0.02%
                                 SEI INVESTMENTS COMPANY                                  554       31,129            0.01%
                                 SIGNATURE BANK ***                                    24,044      743,681            0.33%
                                 SOUTH FINL GROUP INC                                   2,317       60,312            0.03%
                                 SYNOVUS FINL CORP                                     19,368      568,838            0.25%
                                 TD AMERITRADE HLDG CORP ***                           19,881      374,757            0.17%
                                 THE HANOVER INSURANCE GROUP IN                           555       24,770            0.01%
                                 UCBH HOLDINGS INC                                     22,692      396,202            0.17%
                                 UNITED COMMUNITY BANKS INC                               106        3,185            0.01%
                                 UNITED FIRE & CAS CO                                  25,038      783,689            0.35%
                                 UNITRIN                                                2,971      131,229            0.06%
                                 UNIVERSAL AMERN FINL CORP ***                          3,815       61,307            0.03%
                                 US BANCORP                                             8,727      289,911            0.13%
                                 VALLEY NATIONAL BANCORP                                9,209      235,474            0.10%
                                 VORNADO REALTY TRUST REIT                                187       20,383            0.01%
                                 WADDELL & REED FINL INC CL A                          37,036      916,641            0.40%
                                 WEINGARTEN REALTY INVESTORS F REIT                     4,764      204,947            0.09%
                                 WESTAMERICA BANCORPORATION                             1,459       73,694            0.03%
                                 WESTERN ALLIANCE BANCORP ***                             865       28,459            0.02%
                                 WINTRUST FINL CORP                                    12,421      622,913            0.27%
                                                                                              -------------     ------------
                                                                                                27,317,808           12.02%
                                                                                              -------------     ------------

              Health Care
                                 AFFYMETRIX INC ***                                     9,467      204,109            0.09%
                                 ALEXION PHARMACEUTICALS INC ***                        5,703      193,788            0.09%
                                 ALLERGAN INC                                          12,657    1,425,305            0.63%
                                 ALLSCRIPTS HEALTHCARE SOLUTION ***                    40,049      900,302            0.40%
                                 AMEDISYS INC ***                                      31,693    1,257,261            0.55%
                                 AMERICAN MEDICAL SYSTEMS HOLDI ***                    14,428      265,908            0.12%
                                 AMGEN INC ***                                          9,950      711,724            0.31%
                                 ANALOGIC CORP                                          2,850      146,262            0.06%
                                 ARENA PHARMACEUTICALS INC ***                         18,845      225,763            0.10%
                                 ARTHROCARE CORP COM ***                                3,081      144,376            0.06%
                                 BARR PHARMACEUTICALS INC ***                           1,994      103,568            0.05%
                                 BAXTER INTL INC                                        6,419      291,808            0.13%
                                 BECKMAN COULTER INC                                      131        7,540            0.01%
                                 BECTON DICKINSON & CO                                  1,272       89,892            0.04%
                                 BIOSITE INC ***                                        1,402       64,814            0.03%
                                 CENTENE CORP DEL ***                                   4,463       73,372            0.03%
                                 CERNER CORP ***                                           28        1,271            0.00%
                                 CHARLES RIVER LABORATORIES INT ***                    16,856      731,719            0.32%
                                 COMMUNITY HEALTH SYSTEMS INC ***                         275       10,271            0.00%
                                 CONMED CORP ***                                          410        8,655            0.01%
                                 CONNETICS CORP ***                                     2,765       30,139            0.01%
                                 CONOR MEDSYSTEMS INC ***                              13,900      327,623            0.14%
                                 COOPER COS INC                                           188       10,058            0.00%
                                 COVANCE INC ***                                        2,150      142,717            0.06%
                                 CUBIST PHARMACEUTICALS INC ***                           174        3,783            0.00%
                                 CV THERAPEUTICS INC ***                               40,696      453,353            0.20%
                                 DAVITA INC ***                                        25,679    1,486,044            0.65%
                                 ECLIPSYS CORP ***                                      1,156       20,704            0.01%
                                 GENESIS HEALTHCARE CORP ***                            4,529      215,716            0.10%
                                 GILEAD SCIENCES INC  ***                               9,410      647,126            0.29%
                                 HUMAN GENOME SCIENCES INC ***                         22,155      255,669            0.11%
                                 IMCLONE SYS INC ***                                      317        8,977            0.01%
                                 INVERNESS MED INNOVATIONS INC ***                      1,192       41,434            0.02%
                                 KOS PHARMACEUTICALS INC ***                            7,357      363,583            0.16%
                                 KYPHON INC ***                                           100        3,742            0.00%
                                 LCA-VISION INC                                         3,439      142,065            0.06%
                                 LIFECELL CORP ***                                        780       25,132            0.01%
                                 LINCARE HLDGS INC ***                                     54        1,871            0.00%
                                 MATRIA HEALTHCARE INC ***                             55,130    1,532,063            0.67%
                                 MEDAREX INC ***                                       25,435      273,426            0.12%
                                 MEDICINES CO ***                                       5,988      135,089            0.06%
                                 MERIT MEDICAL SYSTEMS INC ***                         11,747      159,524            0.07%
                                 MGI Pharma Inc ***                                     1,471       25,316            0.01%
                                 MILLIPORE CORP ***                                     2,664      163,303            0.07%
                                 MYLAN LABORATORIES INC                                 2,397       48,252            0.02%
                                 OMNICARE INC                                          11,781      507,643            0.22%
                                 ONYX PHARMACEUTICALS INC ***                           1,746       30,188            0.01%
                                 ORASURE TECHNOLOGIES INC ***                             823        6,617            0.00%
                                 OSI PHARMACEUTICALS INC ***                            1,390       52,167            0.03%
                                 PDL BIOPHARMA INC                                      7,022      134,822            0.06%
                                 PERKINELMER INC                                          782       14,803            0.01%
                                 PER-SE TECHNOLOGIES INC ***                           22,901      522,372            0.23%
                                 PSYCHIATRIC SOLUTIONS INC ***                         35,426    1,207,672            0.53%
                                 RADIATION THRPY ***                                    2,671       78,073            0.03%
                                 SALIX PHARMACEUTICALS ***                              9,163      124,250            0.05%
                                 ST JUDE MED INC ***                                      968       34,161            0.02%
                                 TENET HEALTHCARE CORP ***                             40,237      327,529            0.14%
                                 TRIAD HOSPS INC ***                                    7,595      334,408            0.15%
                                 UNITED SURGICAL PARTNERS INTER ***                       159        3,948            0.01%
                                 UNITED THERAPEUTICS CORP ***                              58        3,052            0.01%
                                 VALEANT PHARMACEUTICALS INTL                           8,904      176,121            0.08%
                                 VARIAN MED SYS INC ***                                 1,652       88,200            0.04%
                                 VCA ANTECH INC ***                                       722       26,035            0.01%
                                 VIROPHARMA INC ***                                     6,363       77,438            0.03%
                                                                                              -------------     ------------
                                                                                                17,123,916            7.54%
                                                                                              -------------     ------------

              Industrial
                                 ACCO BRANDS CORP ***                                   1,649       36,707            0.02%
                                 ACCURIDE CORP ***                                        248        2,730            0.00%
                                 ADVISORY BOARD CO ***                                  3,381      170,808            0.08%
                                 AGCO CORP ***                                          1,704       43,196            0.02%
                                 AIRTRAN HLDGS INC ***                                  2,744       27,220            0.01%
                                 ALASKA AIR GROUP INC ***                                 240        9,130            0.00%
                                 ALEXANDER & BALDWIN INC                                1,307       57,992            0.03%
                                 AMERICAN PWR CONVERSION CORP                          40,812      896,232            0.39%
                                 AMERICAN STANDARD COMPANIES INC                        7,267      304,996            0.13%
                                 AMETEK INC NEW                                           311       13,544            0.01%
                                 ARGON ST INC ***                                      15,085      361,587            0.16%
                                 AVERY DENNISON CORP CA                                 1,324       79,665            0.04%
                                 BRINKS CO                                              4,813      255,378            0.11%
                                 CELADON GROUP INC ***                                  4,088       68,024            0.03%
                                 CHICAGO BRIDGE & IRON CO                               5,317      127,927            0.06%
                                 CINTAS CORP                                           11,676      476,731            0.21%
                                 CLARCOR INC                                            2,966       90,433            0.04%
                                 CLEAN HBRS INC ***                                       151        6,576            0.00%
                                 COMMERCIAL VEHICLE  GROUP INC ***                        204        3,929            0.00%
                                 Continental Airlines Inc CL B ***                      1,388       39,294            0.02%
                                 COPART INC ***                                        15,639      440,863            0.19%
                                 COVANTA HOLDING CORPDELAWARE ***                      14,826      319,204            0.14%
                                 CRA INTL INC ***                                         643       30,645            0.01%
                                 CURTISS WRIGHT CORP                                      116        3,521            0.00%
                                 DANAHER CORP                                           1,510      103,692            0.05%
                                 DOLLAR THRIFTY AUTOMOTIVE  GRO ***                    21,746      969,219            0.43%
                                 DRS TECHNOLOGIES INC                                  25,401    1,109,262            0.49%
                                 DYNAMIC MATERIALS CORP                                 4,830      156,589            0.07%
                                 EDO CORP                                                 852       19,494            0.01%
                                 ELKCORP                                                  545       14,797            0.01%
                                 ENERGY CONVERSION DEVICES INC ***                     10,595      392,439            0.17%
                                 ENPRO INDUSTRIES INC ***                                 303        9,108            0.01%
                                 ESCO TECHNOLOGIES INC ***                                 23        1,059            0.00%
                                 ESSEX CORP ***                                           195        3,393            0.00%
                                 FLUOR CORP                                               940       72,277            0.03%
                                 FORWARD AIR CORP                                         215        7,114            0.00%
                                 General American Transportation                       34,666    1,434,132            0.63%
                                 GENERAL ELECTRIC CO                                   38,899    1,373,135            0.60%
                                 GOODRICH CORP                                          7,230      292,960            0.13%
                                 GRACO INC                                                303       11,835            0.01%
                                 HONEYWELL INTERNATIONAL INC                           38,130    1,559,517            0.69%
                                 ILLINOIS TOOL WKS INC                                  1,069       47,998            0.02%
                                 JETBLUE AWYS CORP ***                                 25,116      232,072            0.10%
                                 KNIGHT TRANS INC                                         696       11,797            0.01%
                                 KORN / FERRY INTL ***                                  5,621      117,704            0.05%
                                 L-3 COMMUNICATIONS CORP                                1,228       96,189            0.04%
                                 LABOR READY INC  ***                                   1,506       23,991            0.01%
                                 LAYNE CHRISTENSEN CO ***                               1,495       42,712            0.02%
                                 LENNOX INTL INC                                        2,256       51,662            0.02%
                                 MASCO CORP                                             2,744       75,240            0.03%
                                 MC GRATH RENT CORP                                     3,563       91,213            0.04%
                                 MILLER HERMAN INC                                      5,100      174,471            0.08%
                                 MOBILE MINI INC ***                                   11,943      339,301            0.15%
                                 NAVIGANT CONSULTING CO ***                            28,236      566,414            0.25%
                                 NAVISTAR INTL CORP ***                                26,669      688,594            0.30%
                                 NCI BLDG SYS INC ***                                   1,792      104,241            0.05%
                                 PACCAR INC                                             3,769      214,908            0.09%
                                 PENTAIR INC                                            4,826      126,393            0.06%
                                 QUANTA SVCS INC ***                                    1,509       25,442            0.01%
                                 RESOURCES CONNECTION INC ***                           9,923      265,837            0.12%
                                 SCHOOL SPECIALTY INC ***                              10,399      366,981            0.16%
                                 SHAW GROUP INC ***                                     3,390       80,140            0.04%
                                 SWIFT TRANSPORTATION INC ***                           1,833       43,479            0.02%
                                 TELEDYNE TECHNOLOGIES INC ***                          9,722      384,991            0.17%
                                 TELEFLEX INC                                             559       31,103            0.01%
                                 Textron Inc                                              875       76,563            0.03%
                                 TIMKEN CO                                              1,582       47,112            0.02%
                                 TRINITY INDS INC                                       2,762       88,854            0.04%
                                 UNITED STATIONERS INC ***                              1,363       63,393            0.03%
                                 WABASH NATL CORP                                      20,011      273,951            0.12%
                                 WASHINGTON GROUP INTL INC ***                          5,605      329,910            0.15%
                                 WASTE CONNECTIONS INC ***                                794       30,101            0.01%
                                 WATSCO INC CL A                                          708       32,575            0.01%
                                 WATSON WYATT WORLDWIDE INC CL A                        2,102       86,014            0.04%
                                 WATTS WATER TECHNOLOGIES INC CL A                        619       19,659            0.01%
                                 WESCO INTL INC ***                                       463       26,868            0.01%
                                 WILLIAMS SCOTSMAN INTERNATIONAL ***                   15,118      322,920            0.14%
                                 WW GRAINGER INC                                          115        7,707            0.00%
                                 YRC WORLDWIDE INC ***                                 24,197      896,257            0.39%
                                                                                              -------------     ------------
                                                                                                17,901,111            7.88%
                                                                                              -------------     ------------

              Technology
                                 3CORP ***                                             10,411       45,913            0.02%
                                 ADC TELECOMMUNICATIONS INC ***                         6,969      104,605            0.05%
                                 ADOBE SYS INC ***                                     29,430    1,102,448            0.49%
                                 ADVANCED MICRO DEVICES INC ***                         1,315       32,678            0.01%
                                 ALTERA CORP ***                                        4,758       87,452            0.04%
                                 ALVARION LTD ***                                       8,894       56,833            0.03%
                                 ANALOG DEVICES INC                                       835       24,541            0.01%
                                 ANIXTER INTL INC ***                                   1,514       85,496            0.04%
                                 ANSYS INC ***                                          3,072      135,721            0.06%
                                 APPLE COMPUTER INC ***                                 4,503      346,641            0.15%
                                 APPLIED MATLS INC                                     22,754      403,428            0.18%
                                 AQUANTIVE INC ***                                      1,401       33,092            0.01%
                                 ATMI INC ***                                           1,698       49,361            0.02%
                                 AVAYA INC ***                                         23,693      271,048            0.12%
                                 AVID TECHNOLOGY INC ***                               27,196      990,478            0.44%
                                 AVNET INC ***                                         18,056      354,259            0.16%
                                 AVOCENT CORP ***                                       1,487       44,788            0.02%
                                 BANKRATE INC  ***                                     33,875      899,720            0.40%
                                 BENCHMARK ELECTRS INC ***                              6,755      181,574            0.08%
                                 BLACKBOARD INC ***                                    42,672    1,130,808            0.50%
                                 BROOKS AUTOMATION INC ***                              8,046      105,000            0.05%
                                 CDW CORP                                               2,601      160,430            0.07%
                                 CNET NETWORKS INC ***                                 15,784      151,053            0.07%
                                 COHERENT INC ***                                       2,562       88,799            0.04%
                                 COMPUWARE CORP ***                                    11,551       89,982            0.04%
                                 COMVERSE TECHNOLOGY INC ***                            1,227       26,307            0.01%
                                 CONCUR TECHNOLOGIES INC ***                            2,300       33,465            0.01%
                                 CORNING INC ***                                       17,568      428,835            0.19%
                                 CYPRESS SEMICONDUCTOR CORP ***                        28,616      508,506            0.22%
                                 DIEBOLD INC                                            1,050       45,707            0.02%
                                 DIGITAS INC ***                                        4,258       40,962            0.02%
                                 DIODES INC ***                                           700       30,219            0.01%
                                 DYINDUSTRIES INC ***                                   3,800       81,700            0.04%
                                 EBAY INC ***                                           7,398      209,807            0.09%
                                 EMC CORP MASS ***                                     14,856      177,975            0.08%
                                 ENTEGRIS INC ***                                       7,736       84,400            0.04%
                                 EPICOR SOFTWARE CORP ***                               4,741       62,155            0.03%
                                 EQUINIX INC ***                                       17,571    1,056,017            0.47%
                                 F5 NETWORKS INC ***                                      690       37,067            0.02%
                                 GENESIS MICROCHIP INC DE ***                           2,878       33,874            0.01%
                                 GEVITY HR INC                                            982       22,370            0.01%
                                 GOOGLE INC CL A ***                                      232       93,241            0.04%
                                 HEARTLAND PAYMENT SYSTEMS INC                          1,326       34,476            0.02%
                                 HENRY JACK & ASSOCIATES INC                            4,868      106,074            0.05%
                                 HUTCHINSON TECHNOLOGY INC ***                         65,173    1,371,240            0.60%
                                 INSIGHT ENTERPRISES INC ***                            1,878       38,706            0.02%
                                 INTERMEC INC ***                                       1,611       42,466            0.02%
                                 INTERNATIONAL RECTIFIER CORP ***                      30,540    1,064,014            0.47%
                                 IRON MOUNTAIN INC ***                                  1,551       66,600            0.03%
                                 IXIA ***                                               8,309       74,033            0.03%
                                 JUNIPER NETWORKS INC ***                              65,588    1,133,361            0.50%
                                 JUPITERMEDIA CORP ***                                  9,173       79,438            0.03%
                                 KANBAY INTERNATIONAL INC ***                           3,926       80,719            0.04%
                                 KLA-TENCOR CORP                                        3,497      155,512            0.07%
                                 KOMAG INC ***                                         23,243      742,846            0.33%
                                 KRONOS INC ***                                         2,341       79,805            0.04%
                                 MANHATTAN ASSOCS INC ***                                 375        9,053            0.00%
                                 MAXIM INTEGRATED PRODS INC                             7,915      222,253            0.10%
                                 MICREL INC ***                                         5,692       54,643            0.02%
                                 MICRON TECHNOLOGY INC ***                              4,542       79,031            0.03%
                                 MOLEX INC                                                282       10,990            0.00%
                                 MPS GROUP INC ***                                      1,357       20,504            0.01%
                                 NOVELLUS SYS INC ***                                   5,593      154,702            0.07%
                                 NUANCE COMMUNICATIONS INC ***                         70,194      573,485            0.25%
                                 OPENWAVE SYSTEMS INC ***                              49,397      462,356            0.20%
                                 PARAMETRIC TECHNOLOGY CORP ***                        12,749      222,598            0.10%
                                 PHOTRONICS INC ***                                    43,897      620,265            0.27%
                                 PLANTRONICS INC                                       29,705      520,729            0.23%
                                 POWERWAVE TECH ***                                     1,698       12,905            0.01%
                                 PROGRESS SOFTWARE CORP ***                             3,899      101,374            0.04%
                                 RACKABLE SYSTEMS INC ***                               5,531      151,383            0.07%
                                 RF MICRO DEVICES INC ***                              15,079      114,299            0.05%
                                 SAFENET INC ***                                        3,270       59,481            0.03%
                                 SANDISK CORP ***                                      25,750    1,378,655            0.61%
                                 SEMTECH CORP ***                                       1,990       25,392            0.01%
                                 SILICON IMAGE INC ***                                  3,713       47,229            0.02%
                                 SRA INTERNATIONAL INC CL A ***                         7,921      238,105            0.10%
                                 STANDARD MICROSYSTEMS CORP ***                         7,118      202,294            0.09%
                                 SYMANTEC CORP ***                                     81,188    1,727,681            0.76%
                                 TAKE-TWO INTERACTIVE SOFTWARE ***                      3,315       47,272            0.02%
                                 TEKELEC ***                                              627        8,126            0.00%
                                 TEXAS INSTRUMENTS INC                                    946       31,455            0.01%
                                 THQ INC ***                                            1,881       54,869            0.02%
                                 TIBCO SOFTWARE INC  ***                                4,233       38,012            0.02%
                                 TRIDENT MICROSYSTEMS INC ***                             145        3,373            0.00%
                                 VALUECLICK INC ***                                     1,611       29,868            0.01%
                                 VISHAY INTERTECHNLGYINC ***                            2,231       31,323            0.01%
                                 WEBEX COMMUNICATIONS INC ***                             694       27,080            0.01%
                                 WIND RIVER SYSTEMS INC ***                            17,654      189,074            0.08%
                                 WRIGHT EXPRESS CORP ***                               46,395    1,116,264            0.49%
                                 XEROX CAP TR II ***                                    9,060      140,974            0.06%
                                 ZEBRA TECHNOLOGIES CORP CL A ***                      37,105    1,326,133            0.58%
                                                                                              -------------     ------------
                                                                                                25,071,275           11.04%
                                                                                              -------------     ------------

              Utilities
                                 ALLEGHENY ENERGY INC ***                              33,503    1,345,797            0.59%
                                 AQUA AMER INC                                         51,202    1,123,372            0.49%
                                 AQUILA INC ***                                         3,649       15,800            0.01%
                                 ATMOS ENERGY CORP                                        608       17,358            0.01%
                                 CENTERPOINT ENERGY INC                                26,639      381,470            0.17%
                                 DPL INC                                               33,104      897,780            0.40%
                                 EL PASO ELECTRIC CO ***                                3,425       76,515            0.03%
                                 EQUITABLE RES INC                                     28,284      989,374            0.44%
                                 GREAT PLAINS ENERGY INC                                  836       25,933            0.01%
                                 ITC HLDGS CORP                                        12,100      377,520            0.17%
                                 NRG ENERGY INC ***                                     7,032      318,550            0.14%
                                 NSTAR                                                  2,664       88,871            0.04%
                                 PINNACLE WEST CAPITAL CORP                            11,144      502,037            0.22%
                                 PNM RES INC                                            3,100       85,467            0.04%
                                 RELIANT ENERGY INC ***                                18,218      224,264            0.10%
                                 SEMPRA ENERGY                                             15          754            0.00%
                                 SIERRA PACIFIC RESOURCES ***                           3,052       43,766            0.02%
                                 SOUTHERN UN CO                                           584       15,423            0.01%
                                 WESTAR ENERGY INC                                      1,563       36,746            0.02%
                                 WGL HLDGS INC                                          4,959      155,415            0.07%
                                 XCEL ENERGY INC                                          482        9,953            0.00%
                                                                                              -------------     ------------
                                                                                                 6,732,165            2.98%
                                                                                              -------------     ------------


                                Total common stocks sold short (cost - $144,340,482)          $ 148,053,171          65.21%
                                                                                              -------------     ------------


         Common Stocks (Non-United States)
         ---------------------------------


          Bahamas
               Energy
                                 TEEKAY SHIPPING CORP                                   2,936 $    120,699            0.05%
                                                                                              -------------     ------------

          Bermuda
               Energy
                                 TSAKOS ENERGY NAVIGATION LTD                           1,633       72,832            0.03%
               Financial
                                 PLATINUM UNDERWRITERS HOLDINGS                           685       21,119            0.01%
                                 RENAISSANCERE HOLDINGS LTD                             2,136      118,762            0.05%
               Industrial
                                 TYCO INTERNATIONAL LTD BERMUD                         15,747      440,759            0.19%
               Technology
                                 MARVELL TECHNOLOGY GROUP LTD ***                         835       16,174            0.01%
                                                                                              -------------     ------------
                                 Total Bermuda                                                     669,646            0.29%
                                                                                              -------------     ------------

          Brazil
               Basic Materials
                                 ARACRUZ CELULOSE SA CL B ADR                             418       20,804            0.01%
               Communications
                                 TELE NORTE LESTE PARTICIPACOES ADR                     7,199       98,698            0.04%
               Industrial
                                 EMBRAER-EMPRESA BRASILEIRA DE ADR                      9,941      390,383            0.17%
                                                                                              -------------     ------------
                                 Total Brazil                                                      509,885            0.22%
                                                                                              -------------     ------------

          Canada
               Basic Materials
                                 AGRIUM CAD NPV                                         9,506      256,567            0.11%
                                 KINROSS GOLD CORP ***                                  3,836       48,027            0.02%
               Energy
                                 PETROQUEST ENERGY INC ***                             30,323      316,269            0.14%
               Financial
                                 BROOKFIELD PPTY CORP CAD                                 541       19,108            0.01%
               Technology
                                 CELESTICA INC CAD SUB VTG SHS ***                      4,161       44,689            0.02%
                                 COGNOS CAD ***                                         1,664       60,736            0.03%
                                 RESEARCH IN MOTION CAD ***                             3,865      396,742            0.17%
                                                                                              -------------     ------------
                                 Total Canada                                                    1,142,138            0.50%
                                                                                              -------------     ------------

          Cayman Islands
               Financial
                                 ACE LTD                                                1,451       79,413            0.03%
               Technology
                                 SEAGATE TECHNOLOGY                                    23,513      542,915            0.24%
                                                                                              -------------     ------------
                                                                                                   622,328            0.27%
                                                                                              -------------     ------------

          China
               Technology
                                 SOHU.INC ***                                             529       11,649            0.01%
                                                                                              -------------     ------------

          France
               Energy
                                 TOTAL SA  ADR                                          5,042      332,469            0.15%
               Financial
                                 AXA  PARIS ADR                                           346       12,771            0.01%
               Technology
                                 BUSINESS OBJECTS SA  LEVALLOIS ADR ***                11,890      405,330            0.18%
                                                                                              -------------     ------------
                                                                                                   750,570            0.34%
                                                                                              -------------     ------------

          Great Britain
               Consumer, Cyclical
                                 CARNIVAL CORP                                         18,866      887,268            0.39%
               Consumer, Non-Cyclical
                                 CADBURY SCHWEPPES PLC ADR                              1,225       52,393            0.02%
               Energy
                                 BP AMOCO PLC ADR                                         849       55,677            0.03%
               Financial
                                 BARCLAYS PLC ADR                                         718       36,453            0.02%
                                                                                              -------------     ------------
                                                                                                 1,031,791            0.46%
                                                                                              -------------     ------------


          Hong Kong
               Energy
                                 CHINA PETROLEUM & CHEM -ADR                            7,453      461,490            0.20%
                                                                                              -------------     ------------


          India
               Financial
                                 HDFC BANK LTD ADR                                      5,855      357,448            0.16%
                                 ICICI BANK LTD SPON ADR                                7,867      241,596            0.11%
               Technology
                                 SATYAM COMPUTER SERVICES LTD ADR                       1,654       63,993            0.03%
                                                                                              -------------     ------------
                                                                                                   663,037            0.30%
                                                                                              -------------     ------------

          Ireland
               Industrial
                                 RYANAIR HOLDINGS PLC ADR ***                             581       36,771            0.02%
                                                                                              -------------     ------------

          Israel
               Technology
                                 CHECK POINT SOFTWARE TECHNOLOG ***                     7,441      141,974            0.06%
                                                                                              -------------     ------------

          Japan
               Technology
                                 CANON INC ADR                                            648       33,884            0.01%
                                                                                              -------------     ------------


          Netherlands
               Technology
                                 ASML HLDG N V ADR ***                                  3,177       73,961            0.03%
                                                                                              -------------     ------------


          Russia
               Communications
                                 VIMPEL COMMUNICATIONS OJSC  MO ADR ***                   928       56,228            0.03%
                                                                                              -------------     ------------

          Singapore
               Technology
                                 FLEXTRONICS INTERNATIONAL LTD ***                     19,981      252,560            0.11%
                                                                                              -------------     ------------

          South Africa
               Energy
                                 SASOL LTD ADR                                          2,890       95,052            0.04%
                                                                                              -------------     ------------

          South Korea
               Basic Materials
                                 POSCO SPONS ADR                                        1,542      100,122            0.04%
                                                                                              -------------     ------------

          Spain
               Communications
                                 TELEFONICA S A  ADR                                      882       45,696            0.02%
               Energy
                                 REPSOL YPF SA  ADR                                       101        3,013            0.00%
                                                                                              -------------     ------------
                                                                                                    48,709            0.02%
                                                                                              -------------     ------------

          Sweden
               Technology
                                 TELEFON AB L.M.ERICSSON ADR                              203        6,997            0.00%
                                                                                              -------------     ------------

          Switzerland
               Financial
                                 CREDIT SUISSE GROUP  ZUERICH ADR                         920       53,314            0.02%
                                                                                              -------------     ------------

          Turkey
               Communications
                                 TURKCELL ILETISIM HIZMETLERI ADR ***                   1,012       13,460            0.01%
                                                                                              -------------     ------------

          Virgin Islands
               Industrials
                                 UTI WORLDWIDE INC                                        216        6,042            0.01%
                                                                                              -------------     ------------


                                Total common stocks non-United States
                                  (proceeds - $6,684,802)                                       $ 6,902,307           3.04%
                                                                                              -------------     ------------

                                Total investment securities sold short
                                   (proceeds - $151,025,284)                                  $ 154,955,478          68.25%
                                                                                              =============     ============

         * - Non-income producing security.
        ** - pledged as collateral for the trading of forwards and options on forward contracts.
       *** - Security did not pay a dividend during the previous twelve months.

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Note 1.     PORTFOLIO VALUATION

            A.    Futures and Forward Currency Contracts

                  Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

            B.    Investment Securities

                  Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

            C.    Options

                  The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

            D.    Foreign Currency Transactions

                  The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2.     DEPOSITS WITH CUSTODIAN

                  The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian.

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)


Note 3.     INVESTMENTS

            The U.S. federal income tax basis of the Trusts investment at September 30, 2006 was as follows:

            Investment securities                             158,288,929
            Securities sold short                            (154,955,478)
            Written options on forward currency contracts         (14,626)
            Open forward currency contracts                       582,059
            Open futures contracts                               (108,710)

           The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $2,617,806 (gross unrealized appreciation was $55,583 and gross unrealized depreciation was $2,673,389).

Item 2. Controls and Procedures

The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  The Campbell Multi-Strategy Trust

By          /s/ Theresa D. Becks
            -----------------------------------------
            Theresa D. Becks, Chief Financial Officer

Date        November 29, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ Bruce L. Cleland
            -----------------------------------------
            Bruce L. Cleland, Chief Executive Officer

Date        November 29, 2006


By          /s/ Theresa D. Becks
            -----------------------------------------
            Theresa D. Becks, Chief Financial Officer

Date        November 29, 2006